Exhibit 99.2 Schedule 9

Recovco ID	Loan #1	Loan #2	Project Name	Pool	Guideline Grade	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Collection Notes As-Of Date	Collection Notes Commencement Date	Reason for Default	Willingness to Pay	Ability to Pay	Servicer Rating	Current Occupancy	Property Damage	Property Damage Date	Previous Resolution Type	Previous Resolution Success	Resolution Recommendation	Current Legal Status	Collections Comments	Currently in Foreclosure?	Current Foreclosure Status	Referral Date	Foreclosure Sale Date	Foreclosure Comments	Foreclosure Delay/Obstruction Start Date	Foreclosure Delay/Obstruction Reason	Foreclosure Delay/Obstruction Reason 2	Foreclosure Issues with Proof Of Standing Indicator	Foreclosure Plaintiff Name	Foreclosure Last Step Date	Foreclosure Projected Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Conveyed to HUD Indicator	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	S&C Filing Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested Indicator	Foreclosure Contested Start Date	Foreclosure - Borrower Has Attorney Representation Indicator	Foreclosure Attorney	Foreclosure Attorney Phone	Lien Position per Title Review	Current Occupancy	Date Property First Showed Vacant	Is REO Active?	Reo Start Date	REO Status	Current Occupancy - Short Version	Current Value Form Type	Current Value	Current Value Date	Is Property Currently Listed?	List Price	First Listed Date	Broker Company	Broker Name	Broker Phone	Broker Email	REO Comments	Bankruptcy (Post-Loan Origination)?	Current Bankruptcy Status	Current Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Chapter	Bankruptcy POC Amount	Bankruptcy Motion Filed Date	Current Bankruptcy Cram Down Amount	Bankruptcy Discharge Date	Bankruptcy Comments
3VSG3SETAQG	XX	XX	XX	XX	1: Acceptable	2/23/2024	2/1/2022	Not Applicable	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last customer contact was an outbound call on 2/xx/2024, at this time the authorized third party, spouse/family member, stated she would call back to make a payment when she had money at the end of the month. All contacts for the last 24 months have been with the A3P on the account.
• Default: Current legal status is performing, although there have been active collections calls on the account from 9/2023 forward. Payment history is not included in the comments.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The occupancy status is not noted in the comments. There are no property inspections noted in the servicing comments and no indication of property damage.
• Other: The data tape indicates the loan was last modified on 8/xx/2014.
• Covid: There are no Covid19 or pandemic assistance references in the comments.
• Willingness to Pay: The comments provided indicate the borrower loan has been performing and no payments greater than 30 days late. There is no evidence in the comments of an unwillingness to pay.
• Ability to Pay: The 24 month payment history supports an ability to pay, with no payment greater than 30 days late. The A3P has indicated late payments were due to excessive obligations.
• Key Word Search: Key words have been searched and addressed in the comments above.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FZX2J244T5O	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "• Borrower Contact: There was no borrower contact found in the servicing comments."	1/31/2024	2/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: There was no borrower contact found in the servicing comments.
•  Comment Gaps:  There are no missing comments.
•  Default:  Current legal status is Performing.  The borrower received a loan modification on 01/xx/2024.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were MCS inspection orders returned monthly beginning 01/xx/2022 through 12/xx/2023.  No known damage was documented.
•  Other: The occupancy is Owner Occupied.  The subject loan was modified on 01/xx/2024.  The current balance including deferred amount is $XX.  The current value is $XX as of 10/xx/2023.  The next due date is 02/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower received a loan modification on 01/xx/2024 which does not reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower received a loan modification on 01/xx/2024 which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RTHRNRCDKAN	XX	XX	XX	XX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "07/14/2023: The comments note a deceased borrower notification was received and the death certificate has been uploaded to LPS."
* Title Review shows major title concern (Lvl 2) "07/14/2023: The comments note a deceased borrower notification was received and the death certificate has been uploaded to LPS."	3/6/2024	3/7/2022	Death of Borrower	Average	Average	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	Modification (Permanent)	Yes	Refinance / Pay-Off	Performing	• Borrower Contact: 03/xx/2024; Inbound call. The authorized third party called because the escrow refund received cannot be cashed because the check is made payable to the estate of the borrower.
•  Comment Gaps:  There are no missing comments.
•  Default: RFD was noted on 07/xx/2023 as death of the borrower.  Current legal status is current.
•  Litigation: None known.
•  Title Issues: The comments note on 07/xx/2023 that a deceased borrower notification was received and the death certificate has been uploaded to LPS.   .
•  Property Condition:  There were multiple MCS inspection orders returned, with the last one on 07/xx/2023.  There was an exterior BPO returned on 04/xx/2022.  No known damage was documented.
•  Other: Per the 07/xx/2024 servicing comments the borrower is deceased, and the occupancy is Unknown Party.  The subject loan was modified on 06/xx/2011.  The current balance including deferred amount is $XX.  The current value is $XX as of 02/xx/2024.  The first pay date was 02/xx/2004.  The next due date is 04/xx/2024.  The comments note on 07/xx/2023 a deceased borrower notification and the death certificate has been uploaded to LPS.
•  Covid:  Review of servicing notes reflect a covid forbearance ended on 11/xx/2021..
•  Willingness to Pay: The comments provided indicate the authorized third party has been making payments to keep the account current which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the authorized third party has been making payments to keep the account current which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Occupied by Unknown Party																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CP2T3EFQY5F	XX	XX	XX	XX	1: Acceptable	3/20/2024	3/21/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 02/xx/2024; Inbound call. The borrower called to make a payment. The servicer assisted the borrower with accessing the online account.
•  Comment Gaps:  There are no missing comments.
•  Default:  RFD was noted on 02/xx/2023 as theft of funds.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were multiple property inspection noted, with the last one being returned on 02/xx/2024.  There were no BPO’s ordered.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the comments on 02/xx/2024 the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $110,118.67.  The current value is $XX as of 11/xx/2023.  The first pay date was 07/xx/2003.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower had two 30-day delinquencies during the 2-year review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower had two 30-day delinquencies during the 2-year review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L0G1XLLJ1YF	XX	XX	XX	XX	1: Acceptable	3/18/2024	3/19/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 03/xx/2024; Outbound call. The borrower stated they have been getting calls, but they always pay on time. The servicer advised they could get a courtesy call any time after the 1st since the 1st is the actual due date.
•  Comment Gaps:  There are no missing comments.
•  Default:  Current legal status is Performing.  The borrower received a modification on 10/xx/2023 and has been current since.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were multiple property inspection noted, with the last one being on 06/xx/2023.  There was an exterior BPO returned on 02/xx/2023   No known damage was documented.
•  Other: The subject loan is a First Lien.  Per the comments on 08/xx/2023 the occupancy is Owner Occupied.  The subject loan received a modification on 10/xx/2023.  Per the tape the current balance including deferred amount is $112,163.81.  The current value is $XX as of 7/xx/2023.  The first pay date was 05/xx/2002.  The next due date is 04/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has received a modification on 10/xx/2023 and has been current since which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has received a modification on 10/xx/2023 and has been current since which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EBSSRCSYGDJ	XX	XX	XX	XX	1: Acceptable	* No Borrower Contact Evident (Lvl 1) "Loan performing as such no contact with Borrower is warranted and no concerns over the activity of the Servicer."	1/31/2024	2/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Not Applicable	Performing	- Borrower Contact: Loan performing as such no contact with Borrower is warranted and no concerns over the activity of the Servicer.
-  Comment Gaps: No
-  Default: Performing, due for 2/xx/2024.
-  Litigation: No
- Property Condition: No concerns or comments discussed within the Servicing Comments.
-  Other Comments:  None
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FAK0XODPIS2	XX	XX	XX	XX	1: Acceptable	1/31/2024	2/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Not Applicable	Performing	- Borrower Contact: Loan performing as such limited contact with Borrower is warranted and no concerns over the activity of the Servicer.
-  Comment Gaps: No
-  Default: Performing, due for 2/xx/2024.
-  Litigation: No
- Property Condition: No concerns or comments discussed within the Servicing Comments.
-  Other Comments:  None
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TNODK3Q4FKV	XX	XX	XX	XX	1: Acceptable	3/20/2024	3/21/2022	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 02/xx/2024; Outbound call. The borrower scheduled a payment for 02/xx/2024. The servicer advised a confirmation will be generated on that date and went over the escrow negative balance.
•  Comment Gaps:  There are no missing comments.
•  Default:  RFD was noted on 02/xx/2024 as illness of borrower.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were multiple property inspection noted, with the last one being on 01/xx/2024.  There was an exterior BPO returned on 08/xx/2023   No known damage was documented.
•  Other: The subject loan is a First Lien.  Per the comments on 12/xx/2023 the occupancy is Owner Occupied.  The subject loan received a modification on 04/xx/2011.  Per the tape the current balance including deferred amount is $200,861.09.  The current value is $XX as of 11/xx/2023.  The first pay date was 11/xx/2004.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been working with the servicer to keep the account current  which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been working with the servicer to keep the account current which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4JKHMQ0GUVA	XX	XX	XX	XX	1: Acceptable	3/20/2024	3/21/2022	Illness of Borrower/Family	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 03/xx/2024; Inbound call. The borrower had concerns regarding the February statement. There were two different insurance payouts. The borrower will check their records to see who their insurance is with. The servicer provided the insurance department phone number.
•  Comment Gaps:  There are no missing comments.
•  Default:  RFD was noted on 05/xx/2023 as illness of borrower.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were multiple property inspection noted, with the last one being on 01/xx/2024.  There was an exterior BPO returned on 10/xx/2022   No known damage was documented.
•  Other: The subject loan is a First Lien.  Per the comments on 05/xx/2023 the occupancy is Owner Occupied.  The subject loan received a modification on 06/xx/2023 and has been current since.  Per the tape the current balance including deferred amount is $55,410.50.  The current value is $XX0 as of 05/xx/2023.  The first pay date was 11/xx/2004.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current since receiving a modification on 06/xx/2023 which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current since receiving a modification on 06/xx/2023 which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QK0SAJS4KN4	XX	XX	XX	XX	1: Acceptable	1/31/2024	2/1/2022	Unavailable	Average	Average	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	Modification (Temporary)	Yes	Not Applicable	Performing	- Borrower Contact: Servicer making reasonable efforts to maintain contact with Borrower. As loan appears to be performing there is little interactions between the two parties.
-  Comment Gaps: No
-  Default: Performing, due for 2/xx/2024.
-  Litigation: No
- Property Condition: No concerns or comments discussed within the Servicing Comments.
-  Other Comments:  None
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Occupied by Unknown Party																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I1BM4SR5QPI	XX	XX	XX	XX	1: Acceptable	2/21/2024	2/1/2022	Excessive Obligations	Average	Average	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Bankruptcy	• Borrower Contact: The last customer contact was on 12/xx/2023, when the Borrower inquired about a payment submitted and thought the loan was paid in full; the Agent informed the loan was not paid in full and requested a Bankruptcy representative return call because there was no authorization on file to speak directly with the Borrower in BK status.
• Default: Current legal status is Chapter 13 Bankruptcy Plan, case # BK CASE XX Plan Confirmation date noted is 12/xx/2020. The data tape, as of 1/xx/2024, reports the loan is paid in advance and next due for 8/xx/2025. The servicing comments do not provide the date of the case filing or details of the filed proof of claim and amendments. Comments on 4/xx/2023 state Plan as amended has 14 months post-petition payments remaining iao $1,690 with a final payment of $2,335.74, which would indicate Plan completion on or about 6/2024. Servicer last review of docket and Plan completed on 2/xx/2024.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Occupancy status is unknown, data tape mailing address is a PO Box, not the same as the subject property. There were no property inspections noted in the servicing comments during the review period and no evidence of property damage. Payments are escrowed for taxes and insurance.
• Other: The data tape current UPB is $XX, and value on 7/xx/2023 was $225,000. The Data Tape reports the loan was last modified on 7/xx/2017.
• Covid: There are no Covid19 or pandemic assistance references in the comments.
• Willingness to Pay: The comments provided indicate regular communication attempts by the Borrower and BK Plan is current which support a willingness to pay.
• Ability to Pay: The current BK Plan status supports the ability to pay. Borrower financial information or employment status are not referenced in the comments.
• Key Word Search: Key words have been searched and addressed in the comments above.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	xx	Unavailable	Chapter 13	Unavailable	Not Applicable	Not Applicable	Not Applicable	Current legal status is Chapter 13 Bankruptcy Plan, case # BK CASE XX. Plan Confirmation date noted is 12/XX/2020. The data tape, as of 1/31/2024, reports the loan is paid in advance and next due for 8/1/2025. The servicing comments do not provide the date of the case filing or details of the filed proof of claim and amendments. Comments on 4/14/2023 state Plan as amended has 14 months post-petition payments remaining iao $XX with a final payment of $XX, which would indicate Plan completion on or about 6/2024. Servicer last review of docket and Plan completed on 2/21/2024.
GOVY1Z5WBW5	XX	XX	XX	XX	1: Acceptable	1/10/2024	1/1/2022	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	• Borrower Contact: Comments show outbound disaster call on 11/xx/2022, borrower advised no damage to home and him and family safe. Agent offered loss mitigation assistance for delinquency which the borrower rejected.
• Default: Loan is in collections 60-119 days past due, servicer not able to reach borrower although several attempts made.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of  $XX and an AVM value on 12/xx/2023 of   XX
• Other: No evidence of denial during review period. Per data tape loan was last modified on 8/xx/2017.
• Covid: No evidence borrower received covid assistance.
• Willingness to Pay: Borrower rejected workout assistance during last contact.
• Ability to Pay: Nothing referenced showing increased ability to bring current, borrower rejected workout options
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z2Z0MNDPI3X	XX	XX	XX	XX	1: Acceptable	1/11/2024	1/1/2022	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Foreclosure	Collections, 60-119 Days	• Borrower Contact: Last borrower contact occurred 3/xx/2023, agent provided status to borrower and provided assistance. Borrower advised they planned to bring loan current the following month.
• Default: Loan is 60-119 past due, servicer has not made contact in recent months with borrower.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of  $XX0 and an AVM value on 12/xx/2023 of$XX .
• Other: There is no evidence borrower received loss mitigation assistance within review period. Per data tape loan was last modified on 2/xx/15.
• Covid: Comments show borrower received covid assistance in 2021, prior to review period.
• Willingness to Pay: The comments provided indicate the borrower has been unable to bring loan current and servicer has not been able to make contact.
• Ability to Pay: The Borrower stated on 3/xx/23 they planned to bring loan current the following month, loan is still delinquent a year later.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KUHR33YSMDL	XX	XX	XX	XX	1: Acceptable	1/10/2024	1/1/2022	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last borrower contact occurred 1/xx/2024, agent provided status to borrower and provided assistance. Borrower advised intends to reinstate loan in Feb/2024.
• Default: Loan is in collections 60-119 days past due, recent comments show borrower is willing to bring loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of   $ $XX and an AVM value on 12/xx/2023 of $XX.
• Other: Comments on 9/xx/2023 show borrower received modification offer but they did not accept or return documents. Per data tape loan was last modified on 5/xx/2018.
• Covid: No evidence borrower received Covid assistance.
• Willingness to Pay: Recent comments show borrower is willing to bring loan current.
• Ability to Pay: Nothing referenced showing increased ability to bring current, recent comments show borrower is willing to bring loan current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CCUNCJTKXBD	XX	XX	XX	XX	1: Acceptable	1/11/2024	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Recent contact with borrower on 1/xx/2024, borrower called and scheduled payment for delinquency on account.
• Default: Comments show borrower called and schedule payment for delinquency on loan, no evidence payment went through only that it was paid.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation review during review period. Per data tape loan was last modified on 10/xx/2018.
• Covid: No evidence borrower received covid assistance.
• Willingness to Pay: Borrower called and schedule payment for delinquency.
• Ability to Pay: Nothing referenced showing increased ability to bring current, borrower recently called and scheduled payment for delinquency.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30BLYGSUO5E	XX	XX	XX	XX	1: Acceptable	1/16/2024	1/1/2022	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	• Borrower Contact: Recent contact with borrower on 12/xx/2023, borrower called regarding payment. Agent helped borrower schedule payment, nothing further discussed.
• Default: Loan is in collections 120+ days past due, borrower does not show intent to bring loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of  $XX and an AVM value on 12/xx/2023 of $XX.
• Other: No evidence of loss mitigation during review period. Per data tape loan was last modified on 3/xx/2014.
• Covid: No evidence borrower received covid assistance.
• Willingness to Pay: Recent contact to schedule payment, borrower shows willingness to make payment.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15BZBMP0QTU	XX	XX	XX	XX	1: Acceptable	1/16/2024	1/1/2022	Excessive Obligations	Average	Fair	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 12/xx/2023: Inbound call. The borrower stated that they wired the funds for the reinstatement. The servicer stated that there are more charges, advised FC attorney’s fees can come in later.
•  Missing Comments:  There are no comments missing.
•  Default: RFD was noted on 12/xx/2023 as “renter didn’t pay”.   Current legal status is Performing.  The Foreclosure Start Date was 11/xx/2023 and was deactivated on 01/xx/2024 when the borrower reinstated.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.    The BPO dated 12/xx/2023 indicates a current value of $XX.
•  Other: Per the tape data there was a modification on 07/xx/2016. and the occupancy is Tenant to Owner as noted on 12/xx/2023.  The next due date is 02/xx/2024.  The total Unpaid Principal Balance is $XX
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower reinstated on 01/xx/2024 and does not reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower reinstated on 01/xx/2024 which reflects an ability to pay.
• Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Tenant to Owner/Former Owner																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F3YXEKP4YYQ	XX	XX	XX	XX	1: Acceptable	1/12/2024	1/1/2022	Not Applicable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 01/xx/2024; Inbound call. The borrower made a wire transfer for Reinstatement, Wire Transfer sequence 89458 IAO $143,07.55.
•  Missing Comments:  There are no comments missing.
•  Default: RFD was noted on 01/xx/2024 as “home repairs”.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX
•  Other: Per the tape data there was a modification on 11/xx/2017.  The occupancy is Vacant.  The next due date is 02/xx/2024.  The total Unpaid Principal Balance is $XX
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The borrower made a wire transfer on 01/xx/2024 to reinstate the subject loan which reflects a willingness to pay.
•  Ability to Pay:  The borrower made a wire transfer on 01/xx/2024 to reinstate the subject loan which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QSV5MH3MHSF	XX	XX	XX	XX	1: Acceptable	1/24/2024	1/1/2022	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	• Borrower Contact: Most recent contact with borrower was 12/xx/2022, borrower called regarding payment. Agent confirmed loan was current but advised prior NSF on 8/xx/2021.
• Default: Loan is in collections 60-119 days past due, borrower does not show intent to bring loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of $XX.
• Other: No evidence of loss mitigation during review period. Per data tape loan was last modified on 11/xx/2017.
• Covid: No evidence borrower received covid assistance.
• Willingness to Pay: There has not been contact with the borrower in over a year, prior NSF.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FUOX1GHRBGJ	XX	XX	XX	XX	1: Acceptable	1/24/2024	1/1/2022	Divorce / Marital Problems	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Most recent contact with borrower was 1/xx/2024, borrower called regarding payment. Agent scheduled payment for Nov/2023.
• Default: Loan is in collections 60-119 days past due, borrower does not show intent to bring loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation during review period. Per data tape loan was last modified on 12/xx/2017.
• Covid: No evidence borrower received covid assistance.
• Willingness to Pay: Borrower continues to make payment for prior months with no intent to bring current, loan remains delinquent.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JCGNN0JSAXF	XX	XX	XX	XX	1: Acceptable	1/27/2024	10/1/2022	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Modification	Foreclosure	• Borrower Contact: 01/xx/2024: Inbound call. The borrower called in about the loss mitigation in progress. The servicer advised of the missing docs needed to complete the package.
•  Missing Comments:  There are no comments missing.
•  Default: RFD was noted on 01/xx/2024 as excessive obligations as the borrower stated that they help their kids with college.  Current legal status is Foreclosure.  The Foreclosure Start Date was 11/xx/2023.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.    The BPO dated 12/xx/2023 indicates a current value of $XX
•  Other: Per the tape data there was a modification on 07/xx/2016. and the occupancy is Owner Occupied.  The next due date is 07/xx/2023.  The total Unpaid Principal Balance is $XX
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower is working with the servicer in loss mitigation and does not reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the initial note date was 12/xx/2005 with a next due date of 07/xx/2023 which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							Yes	Complaint Filed	11/09/2023	Not Applicable	A completed loss mitigation package was submitted on 01/27/2024.	Not Applicable	Not Applicable	Not Applicable	No	XX	12/20/2023	Service Completed	Unavailable	08/17/2023	XX	No	Not Applicable	Not Applicable	Not Applicable	11/09/2023	12/20/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XX	Unavailable	First [1]	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3ZQQIA0R44K	XX	XX	XX	XX	1: Acceptable	1/10/2024	10/19/2020	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Contact by Servicer seems reasonable. Reason for Default (RFD) determined on 2/xx/2023, may apply to current loan performance.
- Default: Delinquent, due for 11/xx/2023.
- Litigation: No known litigation.
- Title Issues: No known Title Issues.
- Property Condition: No comments addressing or raising concerns regarding the subject property.
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for    delinquency than willingness.
- Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RUK222Y4OZF	XX	XX	XX	XX	1: Acceptable	1/8/2024	1/1/2022	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	• Borrower Contact: Most recent contact with borrower was 5/xx/2023 contact with borrower regarding payment. Agent went over payment with borrower and due dates.
• Default: Loan is in collections 60 days past due, no evidence borrower interested in bring loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of  $XX.
• Other: No evidence of loss mitigation during review period, last modified 12/xx/2016.
• Covid: There is no evidence borrower received any Covid assistance.
• Willingness to Pay: Borrower continues to make payments for prior months with no intent to bring current, loan remains delinquent. Servicer not able to reach borrower in recent months.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X1OYQP4R1V1	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	10/6/2023	1/1/2022	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: There is no borrower contact within review period.
• Comment Gaps: Records show comments missing from 10/xx/2023 to 12/xx/2023.
• Default: Loan status shows delinquent 60 days, there is no borrower contact expressing interest to bring loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. The data tape reports a current UPB of  $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation within review period, last modified on 5/xx/2010.
• Covid: There are no Covid19 or pandemic assistance references in the comments during review period.
• Willingness to Pay: The comments provided indicate the borrower has been unable to bring loan current, borrower does not show interest in bringing loan current.
• Ability to Pay: There is no evidence showing ability to make payments has changed.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BPBJGX4AUBP	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) * Servicer Rating is Below Expectations (Lvl 2)	10/6/2023	1/1/2022	Unavailable	Poor	Poor	Below Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Collections, 60-119 Days	• Borrower Contact: There is no borrower contact within review period. No evidence of attempts to reach borrower or skip tracing performed.
• Comment Gaps: Records show comments missing from 10/xx/2023 to 12/xx/2023.
• Default: Loan status shows delinquent 90 days, there is no borrower contact expressing interest to bring loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. The data tape reports a current UPB of $XX and an AVM value on 12/xx/2023 of XX
• Other: No evidence of loss mitigation within review period, last modified on 1/xx/2018.
• Covid: There are no Covid19 or pandemic assistance references in the comments during review period.
• Willingness to Pay: The comments provided indicate the borrower has been unable to bring loan current, borrower does not show interest in bringing loan current.
• Ability to Pay: There is no evidence showing ability to make payments has changed.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EMUF1JBU4DD	XX	XX	XX	XX	1: Acceptable	1/10/2024	1/1/2022	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	• Borrower Contact: Most recent contact with borrower was 9/xx/2022 contact with borrower regarding insurance paperwork. Nothing further discussed with borrower.
• Default: Loan is in collections 60 days past due, no evidence borrower interested in bringing loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence loss mitigation completed on loan.
• Covid: There is no evidence borrower received any Covid assistance.
• Willingness to Pay: Borrower continues to make payments for prior months with no intent to bring current, loan remains delinquent. Servicer not able to reach borrower in recent months.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4FJTPAUXHMY	XX	XX	XX	XX	1: Acceptable	1/8/2024	1/1/2022	Excessive Obligations	Fair	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, >= 120 Days	• Borrower Contact: Most recent contact with borrower was 1/xx/2024, borrower called and discussed status of loan with servicer. Records show borrower applied for repayment plant during call and scheduled down payment.
• Default: Loan is in collections 120 days past due, borrower interest in reinstating loan.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation during review period. Per data tape loan was last modified on 3/xx/2007.
• Covid: There is no evidence borrower received any Covid assistance.
• Willingness to Pay: Records show borrower applied for repayment plant during call and scheduled down payment.
• Ability to Pay: Borrower reported to have had an increase in income recently.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NSAJHPLDUFR	XX	XX	XX	XX	1: Acceptable	1/26/2024	1/1/2022	Inabilty to Sell or Rent	Fair	Poor	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Refinance / Pay-Off	Foreclosure	• Borrower Contact: The last customer contact was on 1/xx/2024, at this time and on 1/xx/2024, the Borrower complained and requested to speak with a supervisor about lack of communication and delay in response to her reinstatement quote request on 1/xx/2024. Previous comments note multiple contacts where Borrower expressed dissatisfaction with untimely Servicer responses. On 12/xx/2023, Borrower requested explanation for an escrow disbursement to the County and response not provided until 1/xx/2024 and a reinstatement quote requested on 11/xx/2023 was not sent until 12/xx/2023.
• Default: Current legal status is Foreclosure. Service was completed 1/xx/2024, Borrower response period expires 2/xx/2024. Loan is contractually due for 10/xx/2022 and data tape reports last payment posted was 8/2022.
• Litigation: None known.
• Title Issues: First and second Assignments were recorded out of order. Comments on 12/xx/2023 indicate Servicer unable to cure issue with Seller, request sent to Attorney to resolve through foreclosure. FC title search received 11/xx/2023.
• Property Condition: The property is tenant occupied.  There is no mention in the servicing comments of any damage or loss claims against the property. The data tape reports a current UPB of $42,420.45 and a BPO value of $125,000 on 12/xx/2023.
• Other: Amount to reinstate the loan is $16,914.79, good through 2/xx/2024. There is no evidence of loss mitigation reviews requested or performed in the last 24 months; the subject is an investment property and Borrower has indicated no source of income. The data tape reports the loan has not been modified.
• Covid: The Borrower indicated since the start of the pandemic, she has been unemployed, and tenants have not been paying rent. On 12/xx/2021, Agent provided verbal HUD disclosure and emailed Covid Questionnaire to Borrower.
• Willingness to Pay: From 11/xx/2023 through 1/xx/2024, comments note ongoing communication with the Borrower, she states does not want to lose the home, and expressed intent is to reinstate the loan.
• Ability to Pay: Reasons for default cited in the comments from, 12/xx/2021 forward, are unemployment and tenant has not been paying rent.
• Key Word Search: Key words have been searched and addressed in the comments above.
																							Yes	Service Completed	10/17/2023	Not Applicable	Current legal status is Foreclosure. Service was completed 1/25/2024, Borrower response period expires 2/23/2024. Subject is an investment property, tenant occupied.There is no evidence of loss mitigation reviews requested in the last 24 months	Not Applicable	Not Applicable	Not Applicable	No	XX	01/25/2024	Sale Publication	02/23/2024	07/15/2023	XX	No	Not Applicable	Not Applicable	Not Applicable	12/21/2023	01/25/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XX	XX	First [1]	Tenant	Not Applicable	No		Not Applicable													No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3AF0H0DGKCQ	XX	XX	XX	XX	1: Acceptable	1/26/2024	1/1/2022	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	• Borrower Contact: Most recent contact with borrower was 2/xx/2023, contact shows escrow discussed with borrower. Servicer advised borrower of changes in payment that they would no longer be escrowing for insurance.
• Default: Loan is in collections 120 days past due, servicer not able to reach borrower and no intent to bring current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation during review period. Per data tape loan was last modified on 9/xx/2012.
• Covid: There is no evidence borrower received any Covid assistance.
• Willingness to Pay: Borrower continues to make payments for prior months with no intent to bring current, loan remains delinquent. Servicer not able to reach borrower in recent months.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LHVHUN4ECV2	XX	XX	XX	XX	1: Acceptable	1/12/2024	10/19/2020	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Contact by Servicer is appropriate, Borrower authorized 3rd Party “Connecticut Homeowner Assistance Fund”. Reason for current default (RFD) determined on 03/xx/2023. 3rd Party helping with payments and sending in payments.
- Default: Delinquent, due for 11/xx/2023.
- Litigation: No known litigation.
- Title Issues: No known Title Issues.
- Property Condition: No comments addressing or raising concerns regarding the subject property.
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for    delinquency than willingness.
- Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IEXY5DNJHY1	XX	XX	XX	XX	1: Acceptable	1/18/2024	1/1/2022	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Most recent contact with borrower was 4/xx/2022, last contact occured around the time borrower modified their loan. Servicer has not been able to contact borrower since.
• Default: Loan is in collections 60 days past due, servicer not able to reach borrower and no intent to bring current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of $XX.
• Other: Borrower modified during review period. Per data tape loan was last modified on 3/xx/2022. Borrower has falling behind on payment since modified.
• Covid: There is no evidence borrower received any Covid assistance.
• Willingness to Pay: Borrower continues to make payments for prior months with no intent to bring current, loan remains delinquent. Servicer not able to reach borrower in recent months.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BK5MT4TDLSS	XX	XX	XX	XX	1: Acceptable	1/10/2024	1/1/2022	Illness of Borrower/Family	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Most recent contact with borrower was 7/xx/2023, contact with borrower regarding reinstatement funds sent. Agent advised processing timelines, funds applied to stop foreclosure sale.
• Default: Loan is in collections 90 days past due, servicer not able to reach borrower in recent months and no intent to bring current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX6 and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation during review period, last modified 1/xx/2013.
• Covid: There is no evidence borrower received any Covid assistance.
• Willingness to Pay: Borrower continues to make payments for prior months with no intent to bring current, loan remains delinquent. Servicer not able to reach borrower in recent months.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IAJEXFV5GKP	XX	XX	XX	XX	1: Acceptable	1/19/2024	1/1/2022	Illness of Borrower/Family	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	• Borrower Contact: Most recent contact with borrower was 12/xx/2022, contact with borrower regarding last statement/payment due. Agent advised funds in suspence applied to loan.
• Default: Loan is in pre foreclosure 150+ days past due, servicer not able to reach borrower in recent months and no intent to bring current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation during review period, last modified 5/xx/2016.
• Covid: There is no evidence borrower received any Covid assistance.
• Willingness to Pay: No evidence borrowers making payments on loan, loan remains delinquent. Servicer not able to reach borrower in recent months.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V3OQ5CVOMMK	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	1/22/2024	1/1/2022	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	• Borrower Contact: There is no evidence of contact with borrower during review period.
• Default: Loan is in collections 60 days past due, servicer not able to reach borrower in recent months and no intent to bring current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. Per data tape there is a current UPB of $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation during review period, last modified 3/xx/2013.
• Covid: There is no evidence borrower received any Covid assistance.
• Willingness to Pay: Borrower continues to make payments for prior months with no intent to bring current, loan remains delinquent. Servicer not able to reach borrower in recent months.
• Ability to Pay: Nothing referenced showing increased ability to bring current.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ETIKW4LC41E	XX	XX	XX	XX	1: Acceptable	1/16/2024	10/19/2020	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Contact by Servicer is appropriate and Borrower has made multiple inbound calls, but abandoned due to lengthy hold times. Reason for default (RFD) determined on 6/xx/2023.
- Default: Delinquent, due for 10/xx/2023. Collections, 60-119 Days
- Litigation: No known litigation.
- Title Issues: No known Title Issues.
- Property Condition: No comments addressing or raising concerns regarding the subject property.
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for    delinquency than willingness.
- Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NZYADUI30VM	XX	XX	XX	XX	1: Acceptable	10/5/2023	1/1/2022	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	• Borrower Contact: The last customer contact was on 7/xx/2023, borrower called to advised they schedule a payment.
• Default: Loan status shows delinquent 60days, borrower has not expressed interest bringing loan current.
• Comment Gaps: Records show comments missing from 10/xx/2023 to 12/xx/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. The data tape reports a current UPB of $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation within review period, last modified on 11/xx/2014.
• Covid: There are no Covid19 or pandemic assistance references in the comments during review period.
• Willingness to Pay: The comments provided indicate the borrower has been unable to bring loan current, borrower does not show interest in bringing loan current.
• Ability to Pay: There is no evidence showing ability to make payments has changed.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2B1GRMHSNMO	XX	XX	XX	XX	1: Acceptable	1/24/2024	10/19/2019	Unavailable	Poor	Poor	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Collections, >= 120 Days	• Borrower Contact: Loan transfer to current Servicer on 10/xx/2020, since boarding the loan no contact with borrower has been made despite multiple letters and outbound call efforts. Some letters were returned as unclaimed on 4/xx/2023.
•  Default: Delinquent, due for 8/xx/2023, Notice of Intent to Foreclosure sent December 2023
•  Litigation: No Known Litigation.
•  Title Issues: No Title Issues known.
•  Property Condition: There were no comments about the condition of the subject property.
•  Other:  Nothing to add.
•  Ability to Repay: Due to no contact with Borrower, unable to determine issue or reason for default.  As such, cannot determine Borrowers ability.
•  Willingness to Repay: As the Borrower does not appear to respond to the Servicers contact efforts, it is reasonable to assume the Borrower as limited willingness to repay.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Unavailable																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SHVR4LD1RIE	XX	XX	XX	XX	1: Acceptable	1/24/2024	10/19/2020	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Collections, >= 120 Days	• Borrower Contact: Recent contact within past two weeks. Borrower working on submitting Loss Mitigation package.
• Default: Delinquent, due for 11/xx/2022.
• Litigation: No Known Litigation.
• Title Issues: No Title Issues known.
• Property Condition: There were no comments about the condition of the subject property.
• Other:  Nothing to add.
• Ability to Repay: Not identified within comments.
• Willingness to Repay: Assume the borrower is willing to resolve delinquency as is an early stage delinquency.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MUDCBKWZJMQ	XX	XX	XX	XX	1: Acceptable	1/11/2024	10/19/2020	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Recent contact within last day. Borrower unwilling to apply for Loss Mitigation RPP and hung up.
• Default: Delinquent, due for 10/xx/2023.
• Litigation: No Known Litigation.
• Title Issues: No Title Issues known.
• Property Condition: There were no comments about the condition of the subject property.
• Other:  Nothing to add.
• Ability to Repay: Not identified within comments.
• Willingness to Repay: Assume the borrower is willing to resolve delinquency as is an early stage delinquency.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KPE5UP25DER	XX	XX	XX	XX	1: Acceptable	1/17/2024	10/19/2020	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact 10/xx/2022. No contact or discussions on current delinquency.
• Default: Delinquent, due for 11/xx/2023.
• Litigation: No Known Litigation.
• Title Issues: No Title Issues known.
• Property Condition: There were no comments about the condition of the subject property.
• Other:  Nothing to add.
• Ability to Repay: Not identified within comments.
• Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UN1DHKKTLLT	XX	XX	XX	XX	1: Acceptable	1/9/2024	10/19/2020	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: No contact since recent delinquency regarding Next Due 11/xx/2023.
• Default: Delinquent, due for 11/xx/2023.
• Litigation: No Known Litigation.
• Title Issues: No Title Issues known.
• Property Condition: There were no comments about the condition of the subject property.
• Other:  Nothing to add.
• Ability to Repay: Not identified within comments.
• Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KEPDFYKB4O4	XX	XX	XX	XX	1: Acceptable	1/17/2024	10/19/2020	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: 12/xx/2023 - Borrower engaged and looking to resolve.
• Default: Delinquent, due for 11/xx/2023.
• Litigation: No Known Litigation.
• Title Issues: No Title Issues known.
• Property Condition: There were no comments about the condition of the subject property.
• Other:  Nothing to add.
• Ability to Repay: Not identified within comments.
• Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F0AXQGX0IBC	XX	XX	XX	XX	1: Acceptable	1/8/2024	10/19/2020	Unavailable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Single Borrower contact on 10/xx/2022, no identification of RFD.
• Default: Delinquent, due for 11/xx/2023.
• Litigation: No Known Litigation.
• Title Issues: No Title Issues known.
• Property Condition: There were no comments about the condition of the subject property.
• Other:  No additional comments to add.
• Ability to Repay: Not identified within comments.
• Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QKGGORCAIX3	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	Borrower Contact: The last contact made with borrower was on 10/xx/2023 when borrower's granddaughter called in about receiving an application for assistance. Agent advised borrower was already on a plan and disregard application.

Default: Borrower was in a forbearance to bring account out of foreclosure status.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicing comments were provided outside of scope review.

Ability to Repay: Borrower applied for another modification after receiving one in 2021. Denied originally as DTI was 18.1%.

																						Willingness to Repay: Borrower and borrower's granddaughter have been in contact with the Servicer to bring account current as borrower is on a fixed income and only receiving SSI.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HMXYEOEAYRS	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	Borrower Contact: The last contact made with borrower was on 12/xx/2023 when Servicer called borrower to discuss payment where borrower then made payment.

Default: Borrower is currenlty 60 days late.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicing comments were provided outside of scope review.

Ability to Repay: Borrower had decrease in income due to Covid Hardship where business closed. Borrower is now working again.

																						Willingness to Repay: Borrower is willing to pay and return calls to the Servicer. Borrower would like to bring account current on their own.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OC0PR3XW4I2	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	Borrower Contact: Last contact made with Borrower was on 6/xx/2022 when borrower called in regarding insurance not being escrowed. Agent advised no longer escrowed. Agent inquired about past due balance where borrower informed employer shut down due to being slow but would work on bringing account current. Agent advised of HAF program. Borrower declined.

Default: Borrower was advised of HAF program but declined as wanted to bring account current on own.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicer provided comments outside of scope.

Ability to Repay: Agent had advised borrower of HAF and their ability to potentially help borrower. Borrower advised would work on getting current on their own.

																						Willingness to Repay: Borrower does not answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RDUREFMHFCA	XX	XX	XX	XX	1: Acceptable	1/11/2024	10/19/2020	Excessive Obligations	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, >= 120 Days	- Borrower Contact: Contact efforts by Servicer appropriate. In last contact Borrower plans to bring loan current - 1/xx/2024
-  Default: Delinquent, due for 09/xx/2023. Collections, >= 120 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for    delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AYXFZDHDL5B	XX	XX	XX	XX	1: Acceptable	1/8/2024	10/19/2020	Unavailable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: No contact with Borrower since 3/xx/2022, no identification of RFD.
• Default: Delinquent, due for 11/xx/2023.
• Litigation: No Known Litigation.
• Title Issues: No Title Issues known.
• Property Condition: There were no comments about the condition of the subject property.
• Other:  No additional comments to add.
• Ability to Repay: Not identified within comments.
• Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SH1NSGS3IQT	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	12/31/2023	1/1/2022	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	Borrower Contact: With the comments provided there has been no contact made with the borrower.

Default: Borrower is currently 60 days late.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comment about the condition of the subject property

Other:  Servicer provided comments outside of review scope.

Ability to Repay: As there has been no contact with borrower; the borrower's ability to pay is unknown.

																						Willingness to Repay: Servicer needs updated contact information for borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VBJJ0Q13LEV	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Modification	Collections, >= 120 Days	Borrower Contact: The last contact made with borrower was on 5/xx/2023 when Servicer reached out to Borrower regarding the FBA which had been mailed. Agent advised borrower of when payments were due and that Borrower needed to sign and return all pages.

Default: Borrower was on FBA plan which ended Dec 2023. Once completed paperwork for Modification was mailed out.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicer provided comments outside of review scope.

Ability to Repay: Borrower had issues with a decrease in income due to Excessive Obligations and Covid.

																						Willingness to Repay: Borrower does not appear to answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FQX0XF3I5S1	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Modification	Collections, >= 120 Days	Borrower Contact: The last contact made with borrower was on 12/xx/2023 when Servicer called Borrower to inform that mod agreement was mailed out.

Default: Borrower was in Loss Mitigation Forbearance plan which was completed December 2023. Modification agreement was then mailed out.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicer provided comments outside of review scope.

Ability to Repay: Borrower had their son pass away which caused excessive obligations.

																						Willingness to Repay: Borrower does return phone calls from Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R51HTPQDWZY	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	Borrower Contact: The last contact made with borrower was on 6/xx/2023 when Borrower called in to retrieve username and password for website.

Default: Borrower used HAF to cure delinquency. Borrower is currently 60 days late.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicer provided comments outside of review scope.

Ability to Repay: Borrower stated was working but waiting on income from employer. Borrower used HAF program to cure delinquency.

																						Willingness to Repay: Borrower does not typically answer or return phone calls from Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1ZUX1RC0VEY	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	Borrower Contact: The last contact made with borrower was on 11/xx/2023 when Servicer called borrower to inform the RPP was approved but Borrower declined.

Default: Borrower is currently 90 days late.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicer provided comments outside of review scope.

Ability to Repay: Borrower had a death in the family which caused excessive obligations.

																						Willingness to Repay: Borrower appears to typically not answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DPXIGKY0BTY	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	Borrower Contact: Last date of contact made with borrower was on 11/xx/2022 when Borrower called in to discuss insurance no longer being escrowed.

Default: Borrower is currently 60 days late.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicer provided comments outside of scope of review.

Ability to Repay: Borrower stated reason for default was due to excessive obligations and economy.

Willingness to Repay: Borrower appears to not answer nor return phone calls from Servicer.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40V5SUNIGRY	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, >= 120 Days	Borrower Contact: Last date of contact made with the borrower was on 12/xx/2023 when Servicer reached out to borrower regarding past due balance. Borrower advised agent reason for default was due to unemployment. Borrower advised would make a payment.

Default: Borrower is currently 150+ days late. Agent has advised borrower of options. Borrower has declined offers.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicer provided comments outside of scope of review.

Ability to Repay: Borrower advised was unemployed. Agent informed borrower of resources. Borrower declined and insisted would make payment.

																						Willingness to Repay: Borrower does not typically answer nor return phone calls from the Servicer. Borrower has informed Servicer since beginning of review period of being unemployed and job status has not changed.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5MYKS2O0G5O	XX	XX	XX	XX	1: Acceptable	1/25/2024	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Foreclosure	• Borrower Contact: 01/xx/2024: Inbound call. The borrower was unaware the spouse hasn't paid. The servicer provided the loan status, the amount that was needed to be received and the due date.
•  Missing Comments:  There are no comments missing.
•  Default: RFD was noted on 05/xx/2023 as curtailment of income.  Current legal status is Foreclosure.  The foreclosure start date was 10/xx/2023.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX.
•  Other: Per the tape data there was a modification on 04/xx/2013.  The occupancy is Owner Occupied.  The next due date is 07/xx/2023.  The total Unpaid Principal Balance is $XX
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower is trying to reinstate the loan which reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower is attempting to reinstate which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							Yes	Awaiting Sale	10/31/2023	Not Applicable	11/29/2023: Sale Scheduled for Date FC stage completed or updated to 2/8/2024	Not Applicable	Not Applicable	Not Applicable	No	XX	11/29/2023	Sale Held	02/08/2024	08/23/2023	XX	No	Not Applicable	Not Applicable	Not Applicable	11/01/2023	11/29/2023	Unavailable	Unavailable	02/08/2024	Not Applicable	Not Applicable	No	Not Applicable	No	XX	XX	First [1]	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35LDX2HCC2V	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	Borrower Contact: The last borrower contact made was on 12/xx/2023 when Borrower called in to ask for total amount due.

Default: Borrower is currently 90 days late.

Litigation: No Known Litigation

Title Issues: No Title Issues known

Property Condition: There was no comments about the condition of the subject property

Other:  Servicer provided comments outside of range of scope.

Ability to Repay: Borrower has been ill which caused her income to decrease.

Willingness to Repay: Borrower will sporadically answer or return phone calls from the Servicer.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZC42YNJ3GNN	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unavailable	Fair	Unavailable	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	• Borrower Contact: The last contact made with borrower was on 1/xx/2023 when Servicer called Borrower to discuss delinquency. Borrower advised they forgot and scheduled to make a payment.
• Default:  Borrower is currently 120 days late.
• Litigation: No known Litigation.
• Title Issues: No known Title Issues.
• Property Condition: There were no comments about the condition of the subject property
• Other: Servicer provided comments outside of scope of range however none of the comments provided address borrower's ability to pay and reason for default.
• Ability to Pay: Borrower advised they forgot in January 2023 but has not made contact since.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QNZ3JWMMZX0	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact with the borrower was on 8/xx/2021 when Servicer called Borrower advising of delinquency. Borrower made a payment.
• Default:  Borrower is currently 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property
• Other: Servicer provided comments outside of scope of range which provided last date of contact with the borrower.
• Ability to Pay: Borrower stated reason for delinquency was due to Covid. Unknown if this is ongoing issue.
																						• Willingness to Pay: Borrower has not returned nor answered phone calls from Servicer in the past two years.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5DFSXUQJQ1J	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	1/8/2024	1/1/2022	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	• Borrower Contact: There was zero contact with borrower during review period.
• Default: Loan is in collections 60 days delinquent. Borrower does not show interest in bringing loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. The data tape reports a current UPB of XX and an AVM value on 12/xx/2023 of  $XX
• Other: No evidence of loss mitigation during review period, tape shows borrower has not received any modifications.
• Covid: There are no Covid19 or pandemic assistance references in the comments during review period.
• Willingness to Pay: The comments provided indicate the borrower has been unable to bring loan current, borrower does not show interest in bringing loan current.
• Ability to Pay: There is no evidence showing ability to make payments has changed.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P1WU51B510N	XX	XX	XX	XX	1: Acceptable	1/11/2024	1/1/2022	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	• Borrower Contact: The last customer contact was on 10/xx/2023, borrower called to discuss delinquency. Borrower advised they received social security income late in the month causing late fees each month. Agent suggested making small additional payments each month.
• Default: Loan is in collections 60 days past due. Borrower does not show interest in bringing loan current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. The data tape reports a current UPB of $XX and an AVM value on 12/xx/2023 of $XX
• Other: No evidence of loss mitigation within review period, last modified on 9/xx/2018.
• Covid: There are no Covid19 or pandemic assistance references in the comments during review period.
• Willingness to Pay: The comments provided indicate the borrower has been unable to bring loan current, borrower does not show interest in bringing loan current.
• Ability to Pay: There is no evidence showing ability to make payments has changed.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XCAHYA1OLOP	XX	XX	XX	XX	1: Acceptable	1/25/2024	1/1/2022	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, >= 120 Days	• Borrower Contact: The last customer contact was on 1/xx/2024, shows borrower discussed payments. Agent discussed repayment options and LM options, borrower declined. Borrower states they will try and bring loan current on their own.
• Default: Loan status shows delinquent 150 days, borrower expressed interest to bring current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. The data tape reports a current UPB of $XX and an AVM value on 12/xx/2023 of $XX.
• Other: No evidence of loss mitigation within review period, last modified on 3/xx/2010.
• Covid: There are no Covid19 or pandemic assistance references in the comments during review period.
• Willingness to Pay: The comments provided indicate the borrower has been unable to bring loan current, borrower expressed interest to bring current.
• Ability to Pay: There is no evidence showing ability to make payments has changed.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WPSR5QLCN2F	XX	XX	XX	XX	1: Acceptable	1/16/2024	10/19/2020	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Forbearance	Collections, >= 120 Days	- Borrower Contact: Contact efforts by Servicer appropriate. Last contact Agent pressed Borrower to get their Loss Mitigation package submitted so they could assign a SPOC.
-  Default: Delinquent, due for 08/xx/2023. Collections, >= 120 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for    delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X0I32NGXIEH	XX	XX	XX	XX	1: Acceptable	1/17/2024	1/1/2022	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Foreclosure	• Borrower Contact: 01/xx/2024: Outbound call. The borrower is taking with the law firm, and there's already a request for a reinstatement which he says he is ready to pay and knows the time frame for a reinstatement.
•  Missing Comments:  There are no comments missing.
•  Default: RFD was noted on 11/xx/2021 as Illness of Principal Mortgagor.  Current legal status is Foreclosure.  The foreclosure start date was 11/xx/2023.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX
•  Other: Per the tape data there was a modification on 07/xx/2017.  The occupancy is Owner Occupied.  The next due date is 05/xx/2023.  The total Unpaid Principal Balance is $XX.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower is trying to reinstate the loan which reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower is trying to reinstate the loan which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							Yes	Service Completed	11/01/2023	Not Applicable	12/29/2023: Service Complete FC stage completed or updated to 12/29/2023.	Not Applicable	Not Applicable	Not Applicable	No	XX	12/29/2023	Sale Publication	Unavailable	07/07/2023	XX	No	Not Applicable	Not Applicable	Not Applicable	11/01/2023	12/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XX	XX	First [1]	Owner (or Former): Primary Home	Not Applicable	No		Not Applicable													No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DMUUCTKVW5Y	XX	XX	XX	XX	1: Acceptable	1/24/2024	10/19/2020	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Forbearance	Collections, >= 120 Days	- Borrower Contact: Contact efforts by Servicer seems appropriate but would submit, not effective. While there has been contact with Borrower, that contact appears to be stale, as it relates to the Borrowers current delinquency challenges.
-  Default: Delinquent, due for 08/xx/2023. Collections, >= 120 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JPZ4MJFZKMJ	XX	XX	XX	XX	1: Acceptable	1/22/2024	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Payment Arrangement	Collections, >= 120 Days	• Borrower Contact: The last customer contact was on 1/xx/2024, shows borrower discussed payments. Agent discussed repayment options and verfied payments scheduled, borrower advised would try and bring loan current by march.
• Default: Loan status shows deliquent 120 days, borrower expressed interest to bring current.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is a Primary Residence. There is no mention in the servicing comments of any damage or claims against the property. The data tape reports a current UPB of $XX and an AVM value on 12/xx/2023 of  $XX
• Other: No evidence of loss mitigation within review period, last modified on 4/xx/2017.
• Covid: There are no Covid19 or pandemic assistance references in the comments during review period.
• Willingness to Pay: The comments provided indicate the borrower has been unable to bring loan current, borrower expressed interest to bring current.
• Ability to Pay: There is no evidence showing ability to make payments has changed.
																						• Key Word Search: Key words have been searched and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E31YESQNZB2	XX	XX	XX	XX	1: Acceptable	1/26/2024	1/1/2022	Not Applicable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Not Applicable	Performing	• Borrower Contact: Last customer contact 1/xx/2024. The Borrower called and inquired about reducing the amount to reinstate the loan. The Agent advised the amount stated in the RI Letter cannot be adjusted, and recommended she apply to Loss Mit and discuss other options.
• Default: Legal status is Current / Performing. Funds to reinstate the loan were received on 1/xx/2024 iao $12,587.74. The loan is next due for 2/xx/2024. The Attorney deactivated the foreclosure file on 1/xx/2024. The foreclosure referral was made on 11/xx/2023, a sale date had not been set.
• Litigation: None known.
• Title Issues: None known. A FC title search through 12/xx/2023 was clear.
• Property Condition: The property is owner occupied. There is no mention in the servicing comments of damages or loss claims against the property. The data tape reports a current Total UPB as of 12/xx/2023 iao $XX, of which $80,000 is deferred, and a BPO value of $XX on 12/xx/2023.
• Other: On 8/xx/2024, the Borrower indicated the RFD was Curtailment of Income. The data tape reports the loan was last modified on 9/xx/2017.
• Covid: The Borrower was financially impacted by the pandemic, was unemployed due to Covid. No evidence of Covid Relief plans requested or offered in the 24 months commentary reviewed.
• Willingness to Pay: The comments document the Borrower’s continuing efforts to keep the home from foreclosure. The data tape pay history reflects rolling 90 day lates for last 24 months, with loan becoming 90+ days late in 11/2023.
• Ability to Pay: The Borrower brought the loan current on 1/xx/2024. The Borrower stated she was unemployed due to Covid and has been back to work for last 24 months but still trying to catch up with her bills.
• Key Word Search: Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AOLJ2HX4J4Q	XX	XX	XX	XX	1: Acceptable	1/22/2024	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 12/xx/2023. Outbound call. The borrower wanted to make three payments but was in foreclosure so was unable to do it. The servicer requested a reinstatement letter.
•  Missing Comments:  There are no comments missing.
•  Default: The reason for default was noted on 10/xx/2023 as curtailment of income.  The borrower reinstated on 01/xx/2024.    Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 02/xx/2020 indicates a current value of $XX  The current Unpaid Principal Balance is $XX
•  Other: Per the tape data there was a modification on 09/xx/2011.  The occupancy is Owner Occupied.  The next due date is 02/xx/2024.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower reinstated on 01/xx/2024 which reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has reinstated on 01/xx/2024 which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SVQKSLJDMHT	XX	XX	XX	XX	1: Acceptable	1/18/2024	10/19/2020	Unavailable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, >= 120 Days	- Borrower Contact: Contact efforts by Servicer seems appropriate and conversations with Borrower are ongoing on bringing account current.
-  Default: Delinquent, due for 09/xx/2023. Collections, 60-119 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YRSEJCWWGVM	XX	XX	XX	XX	1: Acceptable	1/15/2024	10/19/2020	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Forbearance	Collections, >= 120 Days	- Borrower Contact: Contact efforts by Servicer seems appropriate and conversations with Borrower are ongoing on bringing account current.
-  Default: Delinquent, due for 09/xx/2023. Collections, 60-119 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1NCWEDOBWV5	XX	XX	XX	XX	1: Acceptable	* No Borrower Contact Evident (Lvl 1) "Only seeming contact with Borrower through complaint challenging debt back in December 2020. Given the account now due for 2/1/2022, would assume issue resolved. However, no additional contact points with Borrower."	1/26/2024	10/19/2020	Unavailable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Collections, >= 120 Days	- Borrower Contact: No communication with Borrower. Borrower logged Complaint challenging debt back in 2020. Has since made payments but is due for 2/xx/2022. Appears that Pre or Notice of Foreclosure has been issued.
-  Default: Delinquent, due for 02/xx/2022. Collections, 60-119 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q5WMQVVVO1S	XX	XX	XX	XX	1: Acceptable	1/2/2024	10/19/2020	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: There is a large number (35 events) of flags indicating Borrowers attempt to contact servicer but abandoned the call due to length hold times. These events started in April of 2023 and are running through current times. Wait times ranged from 25 minutes to 2 hours and 48 minutes.
• Default: Delinquent, due for 11/xx/2023.
• Litigation: No Known Litigation.
• Title Issues: No Title Issues known.
• Property Condition: There appears to have been a property issue with the prior servicer and was transferred to the new servicer on 10/xx/2020.  The damage was related to storm damage and was addressed through a claim with the insurer.  The damage appears to have been resolved by 8/xx/2022, with the endorsement of the final claim check and returned to the borrower.
• Other:  No additional comments to add.
• Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
• Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N50SP5XJW1E	XX	XX	XX	XX	1: Acceptable	1/16/2024	10/19/2020	Unavailable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact was on 6/xx/2022 with Authorized 3rd Party, Borrowers Wife. Latest borrower engagement via a Letter sent on 9/xx/2023 - 45 Day early intervention.
• Default: Delinquent, due for 11/xx/2023.
• Litigation: No Known Litigation.
• Title Issues: No Title Issues known.
• Property Condition: No comments addressing or raising concerns regarding the subject property.
• Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
• Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EEFIK1U1OXA	XX	XX	XX	XX	1: Acceptable	1/8/2024	10/19/2020	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer has made multiple efforts to contact Borrower without much success - Reason for Default determined on 2/xx/2022, unlikely the documented reason is impacting the current delinquency.
-  Default: Delinquent, due for 10/xx/2023. Collections, 60-119 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VLPVEYDZSDY	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Illness of Borrower/Family	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 3/xx/2023 when Borrower called in regarding trouble with online portal.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scop of range.
• Ability to Pay: Borrower was hospitalized two years ago has and has been trying to bring loan current since then.
																						• Willingness to Pay: Borrower does not answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MNJLXYT0EFL	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	12/31/2023	1/1/2022	Unavailable	Poor	Unavailable	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: There has been no contact with the borrower despite numerous attempts made by the borrower.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range but these comments did not provide any contact made with borrower.
• Ability to Pay: Borrower's ability to pay is unknown as there has been no contact with the borrower.
																						• Willingness to Pay: Borrower does not answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XZTKJZ4GMWA	XX	XX	XX	XX	1: Acceptable	* No Borrower Contact Evident (Lvl 1) "- Borrower Contact: Servicer has made multiple efforts to contact Borrower but has not reached Borrower. No contact. Mail returned 9/15/2023."	1/22/2024	10/19/2020	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer has made multiple efforts to contact Borrower but has not reached Borrower. No contact. Mail returned 9/xx/2023.
-  Default: Delinquent, due for 10/xx/2023. Collections, >= 120 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  No additional comments.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YTJPZKMH3SL	XX	XX	XX	XX	1: Acceptable	1/10/2024	10/19/2020	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer has made reasonable efforts to contact and engage with Borrower. Last contact 3/xx/2023, which does not appear related to current delinquency. Borrower attempted to call-in but abandoned call as estimated wait time 4 hours and 48 minutes. Returned mail on 9/xx/2023, subsequent letters do not appear to have been returned.
-  Default: Delinquent, due for 10/xx/2023. Collections, >= 120 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  No additional comments to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W1P2WDYI1H2	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the Borrower was on 12/xx/2023 when Borrower called in to make a payment.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range. Per the comments Agent would attempt to bring up options to help bring Borrower current and Borrower would refuse saying would bring current on their own.
• Ability to Pay: Borrower stated reason for default was due to illness. Borrower recent returned to work again.
																						• Willingness to Pay: Borrower does typically answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MJR3BQZVTGZ	XX	XX	XX	XX	1: Acceptable	1/22/2024	10/19/2020	Unemployment / Decreased Income	Average	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Foreclosure	Collections, >= 120 Days	- Borrower Contact: Servicer has made reasonable efforts to contact and engage with Borrower, and working to bringing about a viable resolution. Borrower considering submitting a Loss Mitigation package 11/xx/2023.
-  Default: Delinquent, due for 07/xx/2023. Collections, >= 120 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Property damage with Hazard Claim filed in May 2021.  Total amount of damage appears to be around $5,500.  The Claim and damage were resolved on or around 9/xx/2021.  Damage remediated and not a impact to the subject property today.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ND1SIETEOD2	XX	XX	XX	XX	1: Acceptable	1/18/2024	1/1/2022	Not Applicable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 01/xx/2024: Inbound call. The borrower called in and stated the reinstatement check was sent and wanted to know if we received it, sale date is tomorrow.
•  Missing Comments:  There are no comments missing.
•  Default: RFD was noted on 10/xx/2023 as Illness of Principal Mortgagor.  Current legal status is Performing.  The borrower reinstated prior to the foreclosure sale.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX.
•  Other: Per the tape data there was a previous modification on 07/xx/2014.  The occupancy is Owner Occupied.  The next due date is 02/xx/2024.  The total Unpaid Principal Balance is $XX.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower has reinstated the subject loan which reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has reinstated the subject loan and reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DDE5MZO32PL	XX	XX	XX	XX	1: Acceptable	1/9/2024	10/20/2020	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer has made efforts to contact the Borrower without much success as it relates to the current delinquency. Stated Reason for Default is aged and doesn’t appear related to current status.
-  Default: Delinquent, due for 10/xx/2023. Collections, 60-119 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GX0X11LOITW	XX	XX	XX	XX	1: Acceptable	1/18/2024	10/20/2020	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer has made efforts to contact the Borrower, without much success as it relates to current delinquency as all contact was prior to current due date.
-  Default: Delinquent, due for 11/xx/2023. Collections, 60-119 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Chapter 7 Bankruptcy activity from 6/xx/2022 through 11/xx/2022.  Very limited comments.  BK activity not applicable to current loan performance.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RGSTVE3PG2A	XX	XX	XX	XX	1: Acceptable	1/18/2024	10/20/2020	Unavailable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer making reasonable efforts to contact Borrower to address current delinquency without success. No Borrower contact related to current delinquency.
-  Default: Delinquent, due for 11/xx/2023. Collections, 60-119 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WU0CLYPJRCL	XX	XX	XX	XX	1: Acceptable	1/10/2024	1/1/2022	Dispute with Lender	Fair	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: 11/xx/2022: Outbound call. The servicer called to discuss the 10/xx/2022 payment. The borrower stated that a check was mailed for $1,200.00 on 10/xx/2022, however the servicer stated they received a check for $1,000.00. The borrower will send a check for the difference and scheduled a payment in the amount of $1,106.27 on 11/xx/2022.
•  Default: RFD was noted on 11/xx/2023 as:  "borrower stating that he sent in a check for 1200 on 10/xx/22”.  Current legal status is Collections, < 60 Days.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX.
•  Other: Per the tape data there was a modification on 05/xx/2019.  The occupancy is Owner Occupied.  The next due date is 01/xx/2024.  The borrower made two payments on 01/xx/2024.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower is consistently 30 to 60 days delinquent and reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower is consistently 30 to 60 days delinquent which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UWYZ4EFVP0K	XX	XX	XX	XX	1: Acceptable	1/10/2024	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: 9/xx/2023: Inbound call. The borrower called to make a repayment plan down payment using new ACH banking information.
•  Default: RFD was found on 07/xx/2023 as Curtailment of Income.  Current legal status is Collections, > 60 Days. The borrower made two payments on 01/xx/2024.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX.  The current Unpaid Principal Balance is $XX.
•  Other: Per the tape data there was a modification on 07/xx/2009.  The occupancy is Owner Occupied.  The next due date is 01/xx/2024.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower is consistently 60 to 90 days delinquent but made two payments in 01/2024 and reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower is consistently 60 to 90 days delinquent but made two payments in 01/2024 which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SWWMQPNQ30I	XX	XX	XX	XX	1: Acceptable	1/17/2024	1/1/2022	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: 05/xx/2023: Outbound call. The servicer called to discuss past due payments. The borrower stated that they will get current on their own and will pay $1,000.00 extra. The servicer advised them that they can still inquire about options later.
•  Missing Comments:  There are no comments missing.
•  Default: RFD was found on 05/xx/2023 as Curtailment of Income.  Current legal status is Collections, 60-119 Days.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX.  The current Unpaid Principal Balance is $XX
•  Other: Per the tape data there was a modification on 01/xx/2015.  The occupancy is Owner Occupied.  The next due date is 12/xx/2023.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been consistently 30 to 60 days delinquent and reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been consistently 30 to 60 days delinquent and reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F5T2EBRSQZG	XX	XX	XX	XX	1: Acceptable	1/6/2024	1/1/2022	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Foreclosure	• Borrower Contact: The last customer contact was on 1/xx/2024, when the Borrower called about status of HAF funds, and the Agent advised funds were short iao $7,286.33 and HAF had been contacted about the additional funds needed.
• Default: Current legal status is Foreclosure; loan is pending reinstatement. FC placed on hold on 1/xx/2024 for Loss Mitigation- HAF funds received. HAF funds were short amount needed to reinstate; on 1/xx/2024 notice from HAF additional funds approved and will be sent. Legal Counsel sent new NJ-NOI on 1/xx/2024.
• Litigation: None known.
• Title Issues: None known. Gap AOM issue resolved 8/xx/2023, corrective AOM recorded.
• Property Condition: The property is occupied by the Borrower. There is no mention in the servicing comments of damages or loss claims against the property. The data tape reports a current UPB of $390,232 and a BPO value of $430,000 12/xx/2023.
• Other: Comments on 1/xx/2024 note NJ-HAF funds approved sent iao $11,217.40 for U-Program and $57,835.55 for R-Program. Per the tape data, the loan was last modified on 4/xx/2021, comments indicate a prior Mod was completed 12/xx/2013.
• Covid: Borrower indicates the RFD was unemployment during Covid and unable to catch up. There are no other Covid19 or pandemic assistance references in the comments.
• Willingness to Pay: The comments provided indicate HAF funds received to reinstate, and Borrower wants to keep home. Comments during the review period do not reflect an unwillingness to pay.
• Ability to Pay: The last payment on the loan was 12/2022, and the loan was modified on 4/xx/2021. Borrower is self-employed but unable to keep loan current since loss of income during Covid. Ability to pay is not supported by the comments.   • Key Word Search: Key words have been searched and addressed in the comments above.
																							Yes	Service Completed	02/21/2023	Not Applicable	Current legal status is Foreclosure; loan is pending reinstatement. FC placed on hold on 1/18/2024 for Loss Mitigation- HAF funds received. HAF funds were short amount needed to reinstate; on 1/26/2024 notice from HAF additional funds approved and will be sent. Legal Counsel sent new NJ-NOI on 1/18/2024.	01/18/2024	Loss Mitigation	Not Applicable	No	XX	11/08/2023	Judgment Entered	Unavailable	12/07/2022	XX	No	Not Applicable	Not Applicable	Not Applicable	10/17/2023	11/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XX	XX	First [1]	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ARG2MFVPBBL	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "• Borrower Contact: There was no borrower contact noted in the servicing comments."	1/8/2024	1/1/2022	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: There was no borrower contact noted in the servicing comments.
•  Missing Comments:  There are no comments missing.
•  Default: The reason for default was not found in the servicing comments.  Current legal status is Collections, 60-119 Days.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX.  The current Unpaid Principal Balance is $XX
•  Other: Per the tape data there was a modification on 10/xx/2015.  The occupancy is Owner Occupied.  The next due date is 12/xx/2023.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current until July 2023 which reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current until July 2023 which reflects an ability to pay. •Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13GEEW4CNUL	XX	XX	XX	XX	1: Acceptable	1/19/2024	10/20/2020	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Foreclosure	Foreclosure	- Borrower Contact: Borrower established contact and discussions around resolving the current foreclosure and requested a reinstatement quote.
-  Default: Foreclosure, due for 07/xx/2023.
-  Litigation: Foreclosure proceedings only.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  No additional comments
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							Yes	Petition Filed	11/06/2023	Not Applicable	Foreclosure just starting	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	12/21/2023	Petition Filed	Unavailable	06/29/2023	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HC5K0COULSL	XX	XX	XX	XX	1: Acceptable	1/9/2024	1/1/2022	Illness of Borrower/Family	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Modification	Collections, >= 120 Days	• Borrower Contact: 05/xx/2022: Inbound call. The borrower called in to schedule a payment and stated there were multiple deaths in the family.
•  Missing Comments:  There are no comments missing.
•  Default: The reason for default was noted on 05/xx/2022 as “Illness of Mortgagor Family Member".  Current legal status is Collections, >= 120 Days.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX.  The current Unpaid Principal Balance is $XX
•  Other: Per the tape data there was a modification on 03/xx/2018.  The occupancy is Owner Occupied.  The next due date is 07/xx/2023.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower has only made 2 payments in the past six months which does not reflect a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has only made 2 payments in the past six months which does not reflect an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10AGVLD1HFF	XX	XX	XX	XX	1: Acceptable	1/10/2024	10/20/2020	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer making reasonable efforts to contact the Borrower through call attempts and letters. Borrower appears to be engage in the process and wanting to cure the default.
-  Default: Collections, 60-119 Days, due for 11/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LWI4O0EXKIU	XX	XX	XX	XX	1: Acceptable	* No Borrower Contact Evident (Lvl 1) "No contact with Borrower. Unable to dial comment from 3/17/2023 indicates they need updated contact information. Since that time, letters are the only contact point. No indication in notes regarding skip tracing efforts."
* Servicer Rating is Below Expectations (Lvl 1) "No contact with Borrower. Unable to dial comment from 3/17/2023 indicates they need updated contact information. Since that time, letters are the only contact point. No indication in notes regarding skip tracing efforts."	1/10/2024	10/20/2020	Unavailable	Fair	Fair	Below Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: No contact with Borrower. Unable to dial comment from 3/xx/2023 indicates they need updated contact information. Since that time, letters are the only contact point. No indication in notes regarding skip tracing efforts.
-  Default: Collections, 60-119 Days, due for /xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional to add.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BBQY1NNNKLX	XX	XX	XX	XX	1: Acceptable	* No Borrower Contact Evident (Lvl 1) "No contact between Servicer and Borrower within the provided Servicing Comments."	1/9/2024	10/20/2020	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Foreclosure	Collections, >= 120 Days	- Borrower Contact: Servicer making reasonable efforts to contact Borrower however, no contact has been made and mail is being returned. Contact information in the dial is ineffective in locating the Borrower.
-  Default: Delinquent, due for 7/xx/2023. Collections, 60-119 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Property located within a Presidential Disaster Area.  However, the subject property was not impacted by the event.  This is a prior, non-current event.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TTILDMWYBGT	XX	XX	XX	XX	1: Acceptable	1/18/2024	10/20/2020	Illness of Borrower/Family	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Foreclosure	Collections, >= 120 Days	- Borrower Contact: Servicer making reasonable efforts to contact Borrower most recent contact was also the most recent comment, 1/xx/2024, total amount due $22,975.04. Account currently under “Demand Letter” set to expire 4/xx/2024.
-  Default: Delinquent, due for 1/xx/2023. Collections, >= 120 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  The property is located within a Presidential Declared Area, no other comments associated with the PDA.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PMFHCM5ISZR	XX	XX	XX	XX	1: Acceptable	1/10/2024	10/20/2020	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Forbearance	Collections, >= 120 Days	- Borrower Contact: Servicer making reasonable efforts to contact Borrower. Last contact on was prior to current default event. Stated reason for default determined prior to the current delinquency and may not be applicable.
-  Default: Delinquent, due for 9/xx/2023. Collections, >= 120 Days.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  The property is located within a Presidential Declared Area, no other comments associated with the PDA.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WOXY3MY3VTM	XX	XX	XX	XX	1: Acceptable	1/26/2024	10/20/2020	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Forbearance	Collections, >= 120 Days	- Borrower Contact: Servicer making reasonable efforts to contact Borrower. Last contact Borrower 1/xx/2024 with the delivery of additional Loss Mitigation documentation. Reason for Delinquency dated back to 2022, no reason provided for current delinquency.
-  Default: Collections, >= 120 Days, due for 7/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  No additional comments.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KCNTSLSIG54	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Poor	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 5/xx/2022 when Servicer called Borrower to discuss delinquency. Borrower scheduled a payment. Stated reason for default was due to being unemployed and just recently started working again.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to being unemployed. Just recently had returned when Servicer last made contact with the Borrower.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ALOSUNA4M4U	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unavailable	Poor	Unavailable	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 11/xx/2022 when Borrower called in to ask about taxes as they received a notice stating they were unpaid. Agent advised to send in letter received. Agent also reached out to tax department.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower did not state reason for default nor did the Agent ask when the last contact was made with the Borrower.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IADYT1VIV5F	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Former primary now investment	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 7/xx/2023 when Servicer called Borrower to discuss delinquency. Borrower advised property was rented out and Tenant is unable to make payments due to unemployment.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.  Borrower did file for CH 7 BK in 2017/2018. Servicer was able to identify CH7 BK had been discharged.
• Ability to Pay: Borrower stated reason for default was due to renter in property that is not working and unable to make payments.
																						• Willingness to Pay: Borrower does typically answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Former primary now investment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TSNL3FSHGUH	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Excessive Obligations	Poor	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 11/xx/2022 when Servicer called Borrower to discuss delinquency. Borrower advised fell behind and could not catch back up. Borrower scheduled payment. Agent provided HUD information and phone number to Borrower.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to fell behind and could not catch back up. Unclear if this has been resolved.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5XD1OW2YAKA	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 3/xx/2023 when Borrower called in to discuss making a payment.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to illness of family member. Unclear if this issue has been resolved.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2OGGI2CYFPN	XX	XX	XX	XX	1: Acceptable	1/16/2024	10/20/2020	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Forbearance	Collections, >= 120 Days	- Borrower Contact: Servicer making reasonable efforts to contact Borrower. Borrower is engaged in the remediation of the delinquency. Most recent payment 12/xx/2023
-  Default: Collections, >= 120 Days, due for 07/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  No additional comments.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5ETLIUGCQ0M	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 3/xx/2023 when Borrower called in to make a payment.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to curtailment of income. Unclear if this issue has been resolved.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3DQ4NFAYVKF	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 8/xx/2023 when Servicer called Borrower to discuss delinquency. Borrower made payment. Borrower also advised reason for default was due to being out of town.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to being out town.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1OZPXKSL4V4	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 3/xx/2023 when Servicer called Borrower to discuss delinquency. Borrower scheduled payment.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range. Force placed insurance was placed on 10/xx/2022.
• Ability to Pay: Borrower stated reason for default was due to Borrower had been in hospital.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IWKCF3FKBZQ	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 10/xx/2022 when Servicer called Borrower to discuss delinquency. Agent verified that account had been brought current on 10/xx/2023 but Borrower was due for Oct. Borrower stated reason for delinquency was due to banking issues.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to banking issues. Unclear if this issue has been resolved.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XNFNW1X24FE	XX	XX	XX	XX	2: Acceptable with Warnings	* Evidence of Property Damage (Lvl 2) "Unclear what happened to subject property."	12/31/2023	1/1/2022	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Yes	Unavailable	Forbearance Plan	No	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 10/xx/2023 when Borrower called in regarding the signed application of insurance proceeds to Mortgage loan. Borrower would like to have Servicer apply funds to account.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: Borrower called in 10/xx/2022 to discuss process of hazard claim. Unsure what occurred to subject property.
• Other: Servicer provided comments outside of scope of range. However, none of the comments provided contain any information regarding further clarification on subject property.
• Ability to Pay: Borrower stated reason for default was due to death in the family.
																						• Willingness to Pay: Borrower does typically answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E5MJPORWXJW	XX	XX	XX	XX	2: Acceptable with Warnings	* Evidence of Property Damage (Lvl 2) "Borrower crashed their car into the garage. Servicer released funds to borrower to fix."	12/31/2023	1/1/2022	Unavailable	Fair	Unavailable	Meets Expectations	Owner (or Former): Primary Home	Yes	01/19/2023	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 2/xx/2023 when Borrower called in to discuss claim check sent in after Borrower ran their car into the garage door.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: Borrower called in 1/xx/2023 to inform borrower that they crashed their car into the garage door.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower did not state reason for default nor did Agent ask.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5X2KJQ5I5G3	XX	XX	XX	XX	3: Curable	* Evidence of Property Damage (Lvl 3) "Subject Property was in a natural disaster on 11/XX/2022. Servicer reached out Borrower. Borrower claimed everyone was safe. There was some damage to the property and he had started the claims process. On 12/21/2023 contractor for company Borrower is using called in; Servicer advised could not give account information."	12/31/2023	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Yes	11/09/2022	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 12/xx/2023 when Servicer called Borrower to discuss total amount due. Borrower did not have banking information available and ended the call.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: Subject property was involved in a natural disaster on 11/xx/2022. Borrower and family are safe. Borrower advised had started claims with insurance company.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to excessive obligations. Unclear if this issue has been resolved.
																						• Willingness to Pay: Borrower does typically answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MEIYJKDLH40	XX	XX	XX	XX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Note within Comments shows Returned Mail, just says “Deceased”. Borrower was contacted on 1/6/2022, and no contact since returned mail and call campaigns have been unsuccessful due to invalid phone numbers. In total there are only 25 notes, of which 17 are related to letters being sent. No comments or apparent efforts to determine status of Borrower based on the 5/16/2022 returned mail indicating Deceased, also nothing related to status of the subject property, i.e., who is occupying and who had made payment from the May 2022 payment through the August 2023 payment."
* Servicer Rating is Below Expectations (Lvl 2) "Note within Comments shows Returned Mail, just says “Deceased”. Borrower was contacted on 1/6/2022, and no contact since returned mail and call campaigns have been unsuccessful due to invalid phone numbers. In total there are only 25 notes, of which 17 are related to letters being sent. No comments or apparent efforts to determine status of Borrower based on the 5/16/2022 returned mail indicating Deceased, also nothing related to status of the subject property, i.e., who is occupying and who had made payment from the May 2022 payment through the August 2023 payment."	1/3/2024	10/20/2020	Death of Borrower	Fair	Poor	Below Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Foreclosure	Collections, >= 120 Days	- Borrower Contact: Note within Comments shows Returned Mail, just says “Deceased”. Borrower was contacted on 1/xx/2022, and no contact since returned mail and call campaigns have been unsuccessful due to invalid phone numbers. In total there are only 25 notes, of which 17 are related to letters being sent. No comments or apparent efforts to determine status of Borrower based on the 5/xx/2022 returned mail indicating Deceased, also nothing related to status of the subject property, i.e., who is occupying and who had made payment from the May 2022 payment through the August 2023 payment.
-  Default: Collections, >= 120 Days, due for 09/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Borrower may have passed away in 2022, per note of 5/xx/2022
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SL40NP1X4X5	XX	XX	XX	XX	1: Acceptable	1/19/2024	10/20/2020	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Forbearance	Collections, >= 120 Days	- Borrower Contact: Servicer making efforts to contact the Borrower through calls and letters. Borrower has responded by calling into the call center to discuss the loan and schedule payments. Although the Borrower does not appear to have submitted or requested a Loss Mitigation package to assist with getting the loan back to performing status.
-  Default: Collections, >= 120 Days, due for 09/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  No additional comments warranted.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FPAGMHTYY3F	XX	XX	XX	XX	1: Acceptable	1/23/2024	10/20/2020	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Modification	Collections, >= 120 Days	- Borrower Contact: Per last comment borrower executed new modification on 1/xx/2024 and was received by Servicer. This should bring the loan current.
-  Default: Collections, >= 120 Days, due for 06/xx/2023. (See comment above - Loan to be current)
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  No additional comments warranted.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MBXMQGA5LTX	XX	XX	XX	XX	1: Acceptable	1/10/2024	10/20/2020	Unavailable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer making reasonable efforts to contact the Borrower through various call campaigns. Durning last contact it was determined Borrower qualified for RPP. This should allow the Borrower to bring the account current.
-  Default: Collections, 60-119 Days, due for 11/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  No additional comments warranted.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MRSLIV5PCCS	XX	XX	XX	XX	1: Acceptable	1/22/2024	10/20/2020	Divorce / Marital Problems	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Modification	Collections, >= 120 Days	- Borrower Contact: Servicer making reasonable efforts to contact the Borrower through various call campaigns. Servicer and Borrower working effectively to bring loan current through a new modification. Loan Agreement was approved on 12/xx/2023.
-  Default: Collections, >= 120 Days, due for 01/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  No additional comments warranted.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1INII00IE4K	XX	XX	XX	XX	1: Acceptable	1/19/2024	10/20/2020	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer making reasonable efforts to contact the Borrower through various call campaigns. Servicer and Borrower working effectively to bring loan current as evident by the large number of contact points.
-  Default: Collections, 60-119 Days, due for 11/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  There was a small Hazard Claim that was addressed in a single comment on 11/xx/2021, total amount around $3,500.  No information on damage but appears to have been resolved as no other comments regarding the claim.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VDE5YLHDZ2Z	XX	XX	XX	XX	1: Acceptable	1/19/2024	10/20/2020	Divorce / Marital Problems	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer making reasonable efforts to contact the Borrower through various call campaigns. Servicer and Borrower working effectively to bring loan current as evident by the large number of contact points.
-  Default: Collections, 60-119 Days, due for 11/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  There was a small Hazard Claim that was addressed in a single comment on 11/xx/2021, total amount around $3,500.  No information on damage but appears to have been resolved as no other comments regarding the claim.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DWRD21FUKN0	XX	XX	XX	XX	1: Acceptable	1/8/2024	10/20/2020	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer making reasonable efforts to contact the Borrower through call attempts and letters. However, the last contact was June of 2022, no contact as it relates to the current delinquency.
-  Default: Collections, 60-119 Days, due for 11/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MYAEI2EEEYX	XX	XX	XX	XX	1: Acceptable	1/23/2024	10/20/2020	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer making reasonable efforts to contact the Borrower through call attempts and letters. However, the last contact was August of 2023, no contact as it relates to the current delinquency.
-  Default: Collections, 60-119 Days, due for 10/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MM0ZRL4ZTNH	XX	XX	XX	XX	1: Acceptable	1/9/2024	10/20/2020	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	- Borrower Contact: Servicer making reasonable efforts to contact the Borrower through call attempts and letters. Although only been a single contact with the Borrower. Due to delinquency status limited use of Letters to engage with Borrower.
-  Default: Collections, 60-119 Days, due for 11/xx/2023.
-  Litigation: No known litigation.
-  Title Issues: No known Title Issues.
-  Property Condition: No comments addressing or raising concerns regarding the subject property.
-  Other Comments:  Nothing additional.
-  Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BCK1J5ZLLAR	XX	XX	XX	XX	1: Acceptable	1/19/2024	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Foreclosure	• Borrower Contact: 01/xx/2024; Outbound call. The servicer called to advise of missing docs for loss mitigation. The borrower is withdrawing from loss mitigation and requesting a new reinstatement total good through 02/xx/2024 to bring the account current.
•  Missing Comments:  There are no comments missing.
•  Default: RFD was noted on 12/xx/2023 as Excessive Obligations.  Current legal status is Foreclosure.  The foreclosure start date was 11/xx/2023.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX
•  Other: Per the tape data there was a modification on 11/xx/2012.  The occupancy is Owner Occupied.  The next due date is 06/xx/2023.  The total Unpaid Principal Balance is $151,567.35.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower intends to reinstate by 02/xx/2024 to keep the existing 4.625% rate which reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower intends to reinstate by 02/xx/2024 to keep the existing 4.625% rate which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							Yes	Referred to Attorney	11/20/2023	Not Applicable	01/22/2024: Title Received FC stage completed or updated to 12/20/2023	Not Applicable	Not Applicable	Not Applicable	No	XX	11/20/2023	Complaint Filed	Unavailable	10/12/2023	XX	No	Not Applicable	Not Applicable	Not Applicable	12/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XX	XX	First [1]	Owner (or Former): Primary Home	Not Applicable	No		Not Applicable													No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TSGTFS0IRNG	XX	XX	XX	XX	1: Acceptable	1/17/2024	1/1/2022	Not Applicable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 01/xx/2024; Inbound call. The borrower inquired about the reinstatement amount. The servicer advised it takes 5 to 7 business days to be sent.
•  Missing Comments:  There are no comments missing.
•  Default: RFD was noted on 12/xx/2023 as Excessive Obligations and Illness of Family Member.  Current legal status is Performing.  The borrower reinstated on 01/xx/2024.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections during the review period.  No known damage was documented.  The BPO dated 12/xx/2023 indicates a current value of $XX
•  Other: Per the tape data there was a modification on 07/xx/2016.  The occupancy is Owner Occupied.  The next due date is 02/xx/2024.  The total Unpaid Principal Balance is $274,207.93.
•  Covid:  The comments do not address any Covid-19 relief provided by the Servicer.
•  Willingness to Pay: The comments provided indicate the borrower reinstated on 01/xx/2024 which reflects a willingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower reinstated on 01/xx/2024 which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BXDFQDXD2GJ	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	• Borrower Contact: The last contact made with the borrower was on 12/xx/2023 when Servicer called Borrower to discuss delinquency. Borrower's spouse advised working with HAF to clear up delinquency. Borrower also had concerns ab out payments being applied correctly and the escrow analysis as to why the surplus check had not been received yet. Agent advised surplus would be applied to loan due to delinquency.
• Default:  Borrower is 150+ days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to illness. Borrower is working with HAF to clear up delinquency.
																						• Willingness to Pay: Borrower's spouse does typically answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NIQZVYO5KXY	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 12/xx/2023 when Servicer called Borrower to discuss delinquency. Borrower's spouse advised fell behind due to COVID.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range. Agent provided HAF information to Borrower. Borrower advised would look into it.
• Ability to Pay: Borrower stated reason for default was due to curtailment of income due to COVID. Servicer  advised Borrower of HAF.
																						• Willingness to Pay: Borrower does typically answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NCJBDS4VRZV	XX	XX	XX	XX	1: Acceptable	1/23/2024	1/1/2022	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Refinance / Pay-Off	Foreclosure	• Borrower Contact: Last customer contact 1/xx/2024. Borrower called to check status of Reinstatement Quote requested 1/xx/2024, Agent advised can take 5-7 days. Statement sent via email on 1/xx/2024. There are no other borrower contacts documented in the last 24 months.
• Default: Current legal status is Foreclosure. Final Loss MIT Affidavit sent 1/xx/2024, waiting for Borrower response on mediation, if any, before sale can be scheduled. Contractually due for 3/xx/2023. The prior foreclosure was deactivated 2/xx/2023 for reinstatement, payment received iao $41,760.50; this is the sole payment posted to the account in the last 24 months.
• Litigation: None known.
• Title Issues: None known. FC Attorney noted on 12/xx/2023, title search reviewed and clear to proceed with foreclosure.
• Property Condition: The comments note property owner occupied. There is no mention in the servicing comments of damages or loss claims against the property. The data tape reports a current UPB of $XX and a BPO value of $475,000 on 12/xx/2023.
• Other: The data tape reports the loan was last modified on 7/xx/2018.
• Covid: There are no Covid19 or pandemic assistance references in the comments reviewed.
• Willingness to Pay: WTP is not well supported by the 24-month commentary reviewed.  Only one payment, reinstatement funds, posted to account in last 24 months. The only two customer contacts in the last 24 months, recent requests for a reinstatement quote on 1/16 and 1/19 2024.  Comments note 36+ unsuccessful outbound call attempts made in the last 24 months.
• Ability to Pay: No contact with Borrower, and no financial or employment info noted the servicing comments.
• Key Word Search: Key words have been searched and addressed in the comments above.

																							Yes	Service Completed	11/21/2023	Not Applicable	Current legal status is Foreclosure. Final Loss MIT Affidavit sent 1/4/2024, waiting for Borrower response on mediation, if any, before sale can be scheduled. Contractually due for 3/1/2023. The prior foreclosure was deactivated 2/9/2023 for reinstatement, payment received iao $41,760.50; this is the sole payment posted to the account in the last 24 months.	Not Applicable	Not Applicable	Not Applicable	No	XX	01/02/2024	Judgment Entered	Unavailable	10/03/2023	XX	No	Not Applicable	Not Applicable	Not Applicable	12/19/2023	01/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XX	XX	First [1]	Owner (or Former): Primary Home	Not Applicable	No		Not Applicable													No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ATXBE2AHHDG	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 12/xx/2023 when Servicer called Borrower to discuss delinquency. Borrower advised was having personal finance issues. Borrower also advised had a payment scheduled.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to curtailment of income. Unclear if this issue has been resolved.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GRG2EMK2CAM	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 5/xx/2023 when Servicer called Borrower to discuss delinquency. Borrower advised reason for default was due to curtailment of income. Borrower stated would make payment the following week when funds come in.
• Default:  Borrower is 90 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range.
• Ability to Pay: Borrower stated reason for default was due to curtailment of income. Unclear if this issue has been resolved.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
04DIODQ2DCX	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact made with the borrower was on 11/xx/2023 when Borrower called in to make a payment.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range. Borrower was informed of HAF and stated they had applied. Servicer never received confirmation of this. Borrower was on a Payment Plan that Borrower could not keep up with payments.
• Ability to Pay: Borrower stated reason for default was due to curtailment of income. Unclear if this issue has been resolved.
																						• Willingness to Pay: Borrower does not answer or return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JBGC0ZUMAAB	XX	XX	XX	XX	1: Acceptable	12/31/2023	1/1/2022	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact with the Borrower was on 4/xx/2023 when Servicer called Borrower to discuss delinquency. Borrower advised excessive obligations caused to become delinquent. Borrower also advised had applied to HAF to help bring currrent.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range. Borrower used HAF program to bring account current.
• Ability to Pay: Borrower stated reason for default was due to excessive obligations. Unclear if this issue has been resolved. Borrower's DTI was 28.77%.
																						• Willingness to Pay: Borrower does not typically answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZZFLUGDPNVB	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	12/31/2023	1/1/2022	Unavailable	Poor	Unavailable	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: There has not been any contact made with the Borrower in the Servicing comments provided, despite numerous attempts by the Servicer.
• Default:  Borrower is 60 days late.
• Litigation: No known litigation issues.
• Title Issues: No known title issues.
• Property Condition: There were no comments about the condition of the subject property.
• Other: Servicer provided comments outside of scope of range however, the comments provided did not provide any contact with the Borrower.
• Ability to Pay: Borrower has not provided reason for default. Unclear if this issue has been resolved.
																						• Willingness to Pay: Borrower does not answer nor return phone calls from the Servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XJ0KO2SBYNV	XX	XX	XX	XX	1: Acceptable	3/18/2024	3/19/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 02/xx/2024; Inbound call. The borrower called in to ask about the annual escrow statement. The servicer advised that it is not a bill, and the next payment due is 03/xx/2024.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower has been maintaining a current account per the tape.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There was a property inspection returned on 03/xx/2023.  There was a BPO returned on 05/xx/2023.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the 05/xx/2023 comment the occupancy is Owner Occupied.  The subject loan was modified on 07/xx/2023.  Per the tape the current balance including deferred amount is $305,094.78.  The current value is $XX as of 05/xx/2023.  The first pay date was 05/xx/2021.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect the borrower received a Covid streamline modification on 07/xx/2023.
•  Willingness to Pay: The comments provided indicate the borrower has been current since receiving a loan modification on 07/xx/2023 which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current since receiving a loan modification on 07/xx/2023 which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NFZ2M2VIFIT	XX	XX	XX	XX	1: Acceptable	3/18/2024	4/30/2022	Not Applicable	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 05/xx/2022; Inbound call. The borrower called to get information on the funds that were supposed to be sent to his other bank to pay off some loans with his refinance. The notes on this account confirmed in the closing documents a payment for the other bank. The servicer advised after reviewing the information they would have not made any payments after the closing and that they would want to reach out to the title company on releasing the funds.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower was current during the review period.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There was a disaster inspection completed on 08/xx/2022 after FEMA disaster number 4665 declared on 08/xx/2022.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the Tape the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $168,321.09.  The current value is $XX as of 03/xx/2023.  The first pay date was 06/xx/2022.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D4HLLF21442	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "• Borrower Contact: There was no borrower contact found in the servicing comments during the 2-year review period."	3/6/2024	3/7/2022	Not Applicable	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There was no borrower contact found in the servicing comments during the 2-year review period.
•  Comment Gaps:  There are no missing comments.
•   Default:  The borrower was current during the review period.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no inspections noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the tape the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $69,540.85.  The current value is $XX as of 03/xx/2023.  The first pay date was 08/xx/2021.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DBOOYL0WAKL	XX	XX	XX	XX	1: Acceptable	3/19/2024	3/14/2022	Not Applicable	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 03/xx/2022; Inbound call. The borrower has been making extra payments and requested the June payment be reallocated toward a principal only payment. Task 200 submitted by the servicer.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower has been maintaining a current account per the tape.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  The comments reflect the occupancy as Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $289,758.50.  The current value is $XX as of 03/xx/2021.  The first pay date was 05/xx/2021.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XXEMY20CS5J	XX	XX	XX	XX	1: Acceptable	1/30/2024	2/1/2022	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Payment Arrangement	Collections, >= 120 Days	• Borrower Contact: The last customer contact was on 8/xx/2023, when the Borrower made a payment by phone and stated the reason for delinquency was change in her pay days.
• Default: Current legal status is Collections, delinquent greater than 120 days. Pre-Foreclosure tasks are noted on 10/xx/2022. The last payment was made online on 1/xx/2024. The data tape reports loan is contractually due for 6/xx/2023.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is owner occupied.  There is no evidence in the servicing comments of property damage. The Borrower indicated on 9/xx/2022 was making repairs but property not damaged. The last hazard insurance premium was disbursed 1/xx/2024. The data tape reports a BPO value of $XX on 10/xx/2023 and a current UPB $XX
• Other: A 3 month deferment was processed on 2/xx/2023, advancing due date from 12/xx/2022 to 3/xx/2023. The data tape reports the loan has not been modified.
• Covid: There are no Covid19 or pandemic assistance references in the comments.
• Willingness to Pay: The Borrower has stated intent is to keep the home, and continues to make payments on the account.
• Ability to Pay: The Borrower has indicated excessive obligation as reason for delinquency in the last 12 months, has declined repayment plans stating cannot afford the monthly payment offered.
• Key Word Search: Key words have been searched and addressed in the comments above.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SIQK2LZQUBQ	XX	XX	XX	XX	1: Acceptable	1/31/2024	2/1/2022	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: 09/xx/2023; Inbound call. The borrower stated they should be current but payments not matching online. The servicer advised the borrower to send an email request to get payment history. Once received the servicer will call back the following week.
•  Comment Gaps:  There are no missing comments.
•  Default: RFD was noted on 07/xx/2023 as loss of job but currently back to work.  Current legal status is Collections, < 60 Days.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were multiple MCS inspection orders returned from 01/xx/2023 through 01/xx/2024.  No known damage was documented.
•  Other: Per the 07/xx/2023 servicing comments the occupancy is Owner Occupied.  The subject loan was not modified.  The current balance including deferred amount is $460,752.18.  The current value is $XXas of 07/xx/2023.  The first pay date was 07/xx/2022.  The next due date is 12/xx/2023.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been working with the servicer to bring the account current which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been working with the servicer to bring the account current which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RJJ42GDEOMX	XX	XX	XX	XX	1: Acceptable	3/20/2024	3/21/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: 09/xx/2023; The borrower provided consent via the IVR for the cell phone number.
•  Comment Gaps:  There are no missing comments.
•  Default: RFD was not noted in the servicing comments.  Current legal status is current.  The subject loan was modified on 12/xx/2023.  A foreclosure file was closed on 02/xx/2024.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were multiple MCS inspection orders returned, with the last one on 10/xx/2023.  No known damage was documented.
•  Other: Per the tape the occupancy is Owner Occupied.  The subject loan was modified on 12/xx/2023.  The current balance including deferred amount is $640,391.25.  The current value is $XX as of 12/xx/2023.  The first pay date was 02/xx/2003.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower received a loan modification on 12/xx/2023 which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the received a loan modification on 12/xx/2023 which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LAQH4DSKJ0R	XX	XX	XX	XX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2)	1/30/2024	1/11/2021	Death of Borrower	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, < 60 Days	• Borrower Contact: The last contact with the borrower was on 1/xx/2024 when Servicer called Borrower's daughter to discuss loan.
• Default: Borrower is currently in collections with less than 60 days late. Borrower used HAF program to bring account more current.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues:  There are no title issues identified in the commentary.
• Property Condition:  There were no comments about the condition of the subject property
• Other:  Borrower passed away and mortgage assumed by daughter.
• Willingness to Pay:  Borrower's daughter has been making payments as she is assuming mortgage.
• Ability to Pay:  The commentary does not provide current financials for the Borrower.
																						• COVID 19: There are no references in the servicing comments to the pandemic or its financial impact to the Borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D3V4YSE5QBZ	XX	XX	XX	XX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "The Borrower is deceased, the date of death is not provided in the servicing comments, the review DOD, 2/1/2022, is the date of the 1st comment in the review period."	2/23/2024	2/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The Borrower is deceased. The last customer contact was an outbound call on 2/xx/2024, at this time the CS Rep inquired about the Successor in Interest process and the Authorized Third Party, Estate Personal Representative, said it had been taken care of and ended call.
• Default: Current legal status is performing, and loan is due for 2/xx/2024 as of the last comment on 2/xx/2024. Last payment was by phone on 1/xx/2024.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is occupied by family. The data tape mailing and property address are the same. There are no property inspections noted in the servicing comments. No property damage is documented; however, the Borrower indicated when hazard insurance was cancelled on 6/xx/2022 that she was unable to obtain coverage until some repairs were completed. Evidence of coverage with new insurance carrier was provided on 1/xx/2024. Servicer notes on 1/xx/2024 that property taxes are current.
• Other: Comments note an informal RPP was approved 8/xx/2022 and completed 1/xx/2023. Borrower requested loss mitigation assistance on 12/xx/2023, comments note that ATP is not eligible until Successor in Interest documents are received, namely missing is a Deed transferring title to the ATP, the Estate PR. The ATP indicated on 5/xx/2022 the estate was in probate, no status is noted in subsequent comments.
• Covid: There are no Covid19 or pandemic assistance references in the comments.
• Willingness to Pay: The data tape indicates there have been no payments more than 30 days late in the last 18 months, which supports a willingness to pay.
• Ability to Pay: The loan is performing, the ATP has indicated the reason for late payment is curtailment of income.
• Key Word Search: Key words have been searched and addressed in the comments above.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2RGTYH3IIBR	XX	XX	XX	XX	1: Acceptable	1/31/2024	2/3/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	- Borrower Contact: Contact with Borrower is appropriate based on the performing loan status.
-  Comment Gaps: None
-  Default: Performing, due for 2/xx/2024.
-  Litigation: None.
-  Property Condition: No concerns or comments discussed within the Servicing Comments.
-  Other Comments:  None
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XLZQ1IF2BVY	XX	XX	XX	XX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "The Borrower is deceased and the SII application process was completed by the Borrower’s son. The servicing comments do not provide a date of death. The review DOD, 2/XX/2022, is the date of the 1st comment in the review period."	2/23/2024	2/1/2022	Not Applicable	Average	Fair	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	No	Not Applicable	Performing	• Borrower Contact: The last customer contact was with an authorized third party- Attorney on 1/xx/2024, calling to follow up on status of the SII application submitted for her Client, the Borrower’s son. The CS Rep informed the application was successful, and a Letter had been mailed.The Borrower is deceased.
• Default: Current legal status is performing.The data tape reports the loan is due for 2/xx/2024. The last payment noted in the comments was made by phone on 1/xx/2024. The loan is in active foreclosure litigation beginning 12/xx/2021, the date of the first servicing comment reviewed, through 8/xx/2023, the date the loan was reinstated, and foreclosure file closed. The foreclosure process did not advance during this period due to the litigation issues and a missing gap Assignment, still unresolved when the FC was closed. HAF funds were received to reinstate the loan.
• Litigation: FC Litigation was active beginning 12/xx/2021 for contested matters; on 8/xx/2023, loan was reinstated, and litigation case and foreclosure file were closed.
• Title Issues: None known.
• Property Condition: The property occupancy status is unknown, although the condition status noted on 7/xx/2023 is original owner. The data tape property and mailing address differ. A FEMA inspection on 8/xx/2023 reported no impact to property. There is no evidence in the servicing comments of property damage in the last 24 months.  The data tape reports a current UPB of $XX and a BPO value of 132,000 on 3/xx/2023.
• Other: As of 2/xx/2024, it appears the SII is no longer represented by Legal Counsel. There is no evidence that the missing Gap Assignment issue was resolved when the foreclosure file was closed on 8/xx/2023. Comments on 11/xx/2022 note a failed TPP,
• TPP fail on 1/xx/2023,  on 11/xx/2022 loan eligible for Streamline Mod and TPP set up with end date 2/xx/2023. Loan was last modified on 1/xx/2018.
• Covid: There are no Covid19 or pandemic assistance references in the comments.
• Willingness to Pay: The Borrower is deceased. SII set up auto pay made timely payments for the last 6 months after reinstatement which supports a willingness to pay.
• Ability to Pay: The recent timely payment history supports the ability to pay.
• Key Word Search: Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DYW3OYMGZAU	XX	XX	XX	XX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "The data tape indicates the Borrower is deceased, the comments do not contain any references to or information about a deceased Borrower. There are no documented contacts with the Borrower/s in the last 24 months, all contacts documented with unauthorized third parties. The review date of death, 2/XX/2022, is the date of the 1st comment in the review period."	2/23/2024	2/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last customer contact was with an unauthorized third party on 8/xx/2023, that called to inquire about a Demand letter received, stated the Borrower was ill and made a payment by phone. There are only two other customer contacts documented in the last 24 months; comments note an unauthorized third party inbound call on 10/xx/2022 and unauthorized third party -Spouse on 2/xx/2022, in both instances, the CS Rep informed was unable to discuss account with the UTP. The data tape reports the primary Borrower is deceased.
• Default: Current legal status is performing. The data tape indicates the loan is due for 2/xx/2024.  In the last 24 months, foreclosure sales scheduled for 5/xx/2023, 11/xx/2022, 3/xx/2022 were cancelled upon receipt of reinstatement funds.
• Litigation: None known.
• Title Issues: None known. Title search obtained 4/xx/2023 was reviewed and noted Clear with an A title grade assigned.
• Property Condition: Subject property is owner or family occupied. The servicing comments provide no evidence of property damage in the last 24 months. A drive by BPO was ordered 9/xx/2023 but no further details are noted in the comments. A full BPO on 3/xx/2023 reported an as-is and as-repaired value of $60,000.  The data tape reflects a UPB as of 1/xx/2024 of $59,544.
• Other: The data tape indicates the loan has not been modified.
• Covid: There are no Covid19 or pandemic assistance references in the comments.
• Willingness to Pay: The servicing comments support a recent willingness to pay, with timely payments for the last 6 months in last 24 months reinstatement funds  have been received to stop home from foreclosure sale.
• Ability to Pay: The recent timely 6 months payment history supports an ability to pay.  There is no financial information or employment status noted in the comments.
• Key Word Search: Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First [1]	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35ZADJQEULQ	XX	XX	XX	XX	1: Acceptable	2/1/2024	2/1/2022	Not Applicable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last customer contact was a payment by phone request on 2/xx/2024. The last direct customer contact was 4/xx/2023 when the Borrower inquired about removing the corporate advance balance on the account and comments note call was escalated but no further details noted.
• Default: Current legal status is performing; loan is next due for 3/xx/2024. The last payment was made on 2/xx/2024.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: The property is owner occupied per servicing comment on 4/xx/2023 and data tape reported property and mailing addresses. There are no property inspections noted in the servicing comments during the review period and no evidence of property damage.
• Other: This is a low balance loan; data tape reports an UPB iao $19,834 and a value on 10/xx/2023 iao $160,000. The loan was last modified on 3/xx/2021, proprietary Mod @ 4.5%.
• Covid: There are no Covid19 or pandemic assistance references in the comments.
• Willingness to Pay: The comments provided indicate the loan has been current for the last 12 months and no severe delinquencies in the last 24 months which support a willingness to pay.
• Ability to Pay: The 24-month payment history supports the ability to pay, the Borrower indicated marital difficulties and curtailment of income as reasons for late payments prior to 4/2023.
• Key Word Search: Key words have been searched and addressed in the comments above.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IGHG3NVK0G5	XX	XX	XX	XX	1: Acceptable	1/31/2024	9/17/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, >= 120 Days	- Borrower Contact: The Servicer and Borrower are in contact working to resolve the current delinquency through utilization of HAF funds to bring account current. Total amount due as of 1/xx/2024 was $23,566.76
-  Comment Gaps: None
-  Default: Collections, >= 120 Days, due for 01/xx/2023.
-  Litigation: None.
-  Property Condition: No concerns or comments discussed within the Servicing Comments.
-  Other Comments:  None
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FKTT0W0QFX5	XX	XX	XX	XX	1: Acceptable	1/31/2024	2/1/2022	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: 09/xx/2023; Inbound call. The borrower asked for a payoff letter good through 10/xx/2023. The servicer provided the payoff total and acceptable funds. The borrower also made two promises to pay arrangements.
•  Comment Gaps:  There are no missing comments.
•  Default: RFD was noted on 08/xx/2022 as income reduction by 50% due to COVID.  Current legal status is Collections, < 60 Days.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were four MCS inspection orders returned from 07/xx/2022 through 01/xx/2024.  No known damage was documented.
•  Other: Per the 08/xx/2022 servicing comments the occupancy is Owner Occupied.  The subject loan was modified on 01/xx/2023.  The current balance including deferred amount is $394,829.71.  The current value is $XX as of 11/xx/2022.  The first pay date was 03/xx/2018.  The next due date is 12/xx/2023.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been working with the servicer to bring the account current which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been working with the servicer to bring the account current which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NVP5ZIXQF1M	XX	XX	XX	XX	1: Acceptable	3/12/2024	3/13/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 09/xx/2023; Inbound call. The authorized third party called to make a payment. The servicer confirmed the payment was made.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower has been maintaining a current account per the tape.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspection noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the 04/xx/2023 comment the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $351,841.98.  The current value is $XX as of 12/xx/2022.  The first pay date was 05/xx/2021.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been maintaining a current account which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been maintaining a current account which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N0YCGGLKSRQ	XX	XX	XX	XX	1: Acceptable	3/12/2024	2/13/2022	Not Applicable	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 01/xx/2024; Inbound call. The borrower called about refinancing options and is doing some refinance comparison shopping.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower was current during the review period.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspection noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the Tape the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $156,959.08.  The current value is $XX as of 03/xx/2023.  The first pay date was 01/xx/2022.  The next due date is 04/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SPOYITYQPFX	XX	XX	XX	XX	1: Acceptable	3/7/2024	3/8/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 03/xx/2023; Inbound call. The borrower called in for a cash-out refinance. The servicer provided the phone number to the refinance department.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower has been maintaining a current account per the tape.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  The comments reflect the occupancy as Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $325,516.51.  The current value is $XX as of 03/xx/2023.  The first pay date was 08/xx/2021.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X5RZEWAJR4D	XX	XX	XX	XX	1: Acceptable	3/19/2024	3/20/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 03/xx/2024; Inbound call. The borrower called in to make a payment with additional principal.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower has been maintaining a current account per the tape.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  The comments reflect the occupancy as Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $163,484.39.  The current value is $XX as of 08/xx/2022.  The first pay date was 10/xx/2022.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U4LBZXYXZDR	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "• Borrower Contact: There was no borrower contact found in the servicing comments."	3/14/2024	3/15/2022	Not Applicable	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There was no borrower contact found in the servicing comments.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower was current during the review period.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspection noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the Tape the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $161,368.46.  The current value is $XX as of 03/xx/2023.  The first pay date was 05/xx/2021.  The next due date is 04/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I0DQSJHEEW3	XX	XX	XX	XX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "• Borrower Contact: There was no borrower contact found in the servicing comments."	3/6/2024	3/7/2022	Not Applicable	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: There was no borrower contact found in the servicing comments.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower was current during the review period.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspection noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the Tape the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $297,430.51.  The current value is $XX as of 03/xx/2023.  The first pay date was 02/xx/2022.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WP0VDGNWBR1	XX	XX	XX	XX	1: Acceptable	3/15/2024	3/16/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 11/xx/2023; Inbound call. The borrower called to request copy of last three statements, 6/2023 through 8/2023, to be sent to the borrower’s email address.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower has been maintaining a current account per the tape.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  The 10/xx/2022 comments reflect the occupancy as Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $626,552.04.  The current value is $XX as of 03/xx/2023.  The first pay date was 01/xx/2022.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HR044L4DHUI	XX	XX	XX	XX	1: Acceptable	3/12/2024	3/13/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 11/xx/2023; Inbound call. The borrower called about a payment letter received. The servicer advised the payment was made and they can disregard the letter.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower has been maintaining a current account per the tape.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  The 11/xx/2022 comments reflect the occupancy as Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $523,811.16.  The current value is $XX as of 03/xx/2023.  The first pay date was 01/xx/2022.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HGRNV43HSOB	XX	XX	XX	XX	1: Acceptable	3/14/2024	5/7/2022	Not Applicable	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 05/xx/2023; The borrower called to go over payment information.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower was current during the review period.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspection noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the Tape the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $371,598.08.  The current value is $4XX as of 05/xx/2022.  The first pay date was 07/xx/2022.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HM2DPKW4ASS	XX	XX	XX	XX	1: Acceptable	1/31/2024	11/1/2021	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, < 60 Days	- Borrower Contact: Contact with Borrower has taken place, last 1/xx/2024 to discuss escrows.
 -  Comment Gaps: No gaps.  More than 24 months provided
-  Default: Collections, < 60 Days, due for - 12/xx/2023.
-  Litigation: None.
-  Property Condition: No concerns or comments discussed within the Servicing Comments.
-  Other Comments:  None.
- Ability to Repay: Not identified within comments. General assumption, ability is a larger reason for delinquency than willingness.
-  Willingness to Repay: Unable to determine per the limited recent comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OQYDEB023OC	XX	XX	XX	XX	1: Acceptable	3/20/2024	8/31/2022	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 02/xx/2024; Inbound call. The servicer advised the payment is not scheduled to change until April. Provided the borrower with the remaining amount due to bring the account current.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower has been maintaining a current account per the tape.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspections noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  The comments reflect the occupancy as Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $198,935.01.  The current value is $255,000.00 as of 08/xx/2022.  The first pay date was 10/xx/2022.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OGDMOWVD0OM	XX	XX	XX	XX	1: Acceptable	3/18/2024	8/23/2022	Not Applicable	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 03/xx/2024; Inbound call. The borrower called see why the escrow was ran twice. The servicer let them know it was because of an increase in bills.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower was current during the review period.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There was an MCS inspection returned on 06/xx/2023.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the 10/xx/2023 comment the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $211,923.66.  The current value is $XXas of 03/xx/2023.  The first pay date was 10/xx/2022.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RCNECATPQ5Y	XX	XX	XX	XX	1: Acceptable	3/6/2024	4/6/2022	Not Applicable	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: 11/xx/2023; The borrower called to find out why the monthly payment increased. The servicer advised it was due to an escrow shortage that will be spread out over 12 months.
•  Comment Gaps:  There are no missing comments.
•  Default:  The borrower was current during the review period.  Current legal status is Performing.
•  Litigation: None known.
•  Title Issues: None known.
•  Property Condition:  There were no property inspection noted.  There were no BPO’s noted.  No known damage was documented.
•  Other:  The subject loan is a First Lien.  Per the Tape the occupancy is Owner Occupied.  The subject loan was not modified.  Per the tape the current balance including deferred amount is $437,746.18.  The current value is $XX as of 03/xx/2022.  The first pay date was 05/xx/2022.  The next due date is 03/xx/2024.
•  Covid:  Review of servicing notes reflect no relief provided by servicer.
•  Willingness to Pay: The comments provided indicate the borrower has been current during the review period which doesn’t reflect an unwillingness to pay.
•  Ability to Pay:  The comments provided indicate the borrower has been current during the review period which reflects an ability to pay.
•  Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable															Not Applicable												First [1]	Owner (or Former): Primary Home																	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable